UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2016

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than 2/28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

August 31, 2016

MFS® DIVERSIFIED INCOME FUND

DIF-SEM

MFS® DIVERSIFIED INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares rallying to record highs during August.

Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. This environment has favored risky assets such as equities, as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have also benefited from low, and even negative, yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 17, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 2.5%, 8/15/2023	2.0%
Simon Property Group, Inc., REIT	1.7%
U.S. Treasury Notes, 2.75%, 2/15/2019	1.4%
Fannie Mae, 4%, 30 Years	1.3%
Public Storage, Inc., REIT	1.1%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.0%
U.S. Treasury Notes, 0.75%, 6/30/2017	0.9%
Freddie Mac, 3.5%, 30 Years	0.8%
Ginnie Mae, 3.5%, 30 Years	0.8%
Vornado Realty Trust, REIT	0.8%

Equity sectors (i)
Financial Services	16.5%
Consumer Staples	2.9%
Utilities & Communications	2.7%
Health Care	2.4%
Energy	2.2%
Technology	1.5%
Basic Materials	0.9%
Industrial Goods & Services	0.8%
Autos & Housing	0.7%
Retailing	0.7%
Special Products & Services	0.5%
Leisure	0.5%
Transportation	0.1%

Fixed income sectors (i)
High Yield Corporates	26.0%
Emerging Markets Bonds	13.9%
U.S. Treasury Securities	9.8%
Mortgage-Backed Securities	8.5%
Investment Grade Corporates	1.2%
U.S. Government Agencies	1.1%
Floating Rate Loans	0.8%
Commercial Mortgage-Backed Securities	0.5%
Collateralized Debt Obligations	0.1%
Non-U.S. Government Bonds	0.1%
Asset-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.4%
AA	0.3%
A	0.8%
BBB	7.1%
BB	15.8%
B	13.9%
CCC	4.0%
CC (o)	0.0%
C (o)	0.0%
D	0.2%
U.S. Government	10.1%
Federal Agencies	9.6%
Not Rated	(0.2)%
Non-Fixed Income	32.4%
Cash & Cash Equivalents	4.5%
Other	1.1%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	72.3%
Mexico	2.5%
United Kingdom	2.0%
Canada	1.9%
Switzerland	1.5%
Germany	1.3%
Chile	1.2%
China	1.2%
France	1.1%
Other Countries	15.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 8/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2016 through August 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/16	Ending Account Value 8/31/16	Expenses Paid During Period (p) 3/01/16-8/31/16
A	Actual	1.00%	$1,000.00	$1,114.42	$5.33
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.75%	$1,000.00	$1,109.46	$9.30
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89
I	Actual	0.75%	$1,000.00	$1,115.77	$4.00
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
R1	Actual	1.75%	$1,000.00	$1,109.55	$9.31
	Hypothetical (h)	1.75%	$1,000.00	$1,016.38	$8.89
R2	Actual	1.25%	$1,000.00	$1,112.16	$6.65
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R3	Actual	1.00%	$1,000.00	$1,114.42	$5.33
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R4	Actual	0.75%	$1,000.00	$1,114.78	$4.00
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
R6 (formerly Class R5)	Actual	0.65%	$1,000.00	$1,116.31	$3.47
	Hypothetical (h)	0.65%	$1,000.00	$1,021.93	$3.31

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 34.5%
Issuer	Shares/Par	Value ($)
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/2018	$965,000	$1,082,752
Financing Corp., 10.35%, 8/03/2018	715,000	843,864
Financing Corp., STRIPS, 0%, 11/30/2017	860,000	850,967

		$2,777,583
Asset-Backed & Securitized - 0.6%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$850,000	$895,726
Citigroup Commercial Mortgage Trust, FRN, 5.901%, 12/10/2049	198,555	16,160
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	61,762	62,012
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	1,500,000	1,516,402
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.978%, 12/17/2018	517,980	518,555
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	98,931	98,922
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,074,000	1,147,530
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,993,895
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.135%, 9/15/2039	596,949	611,708
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	852,108	857,409
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.135%, 9/15/2039	809,025	830,237
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	63,639
CWCapital Cobalt Ltd., “A4”, FRN, 5.958%, 5/15/2046	1,075,798	1,100,127
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.93%, 7/17/2023 (n)	1,160,000	1,157,017
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.108%, 8/15/2020	691,000	693,703
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.868%, 1/19/2025 (n)	1,210,616	1,204,168
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,880,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	$1,888,516	$2,043,456
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.137%, 2/15/2051	1,459	1,455
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049	1,352,050	1,373,675
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	945,000	903,373
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,646,596
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,333,021

		$21,949,368
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$760,234
Hyundai Capital America, 2%, 3/19/2018 (n)	810,000	814,253
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	184,703

		$1,759,190
Broadcasting - 0.3%
Grupo Televisa S.A.B., 6.125%, 1/31/2046	$8,514,000	$10,159,782

Building - 0.4%
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)	$1,164,000	$1,248,390
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025 (n)	2,928,000	3,023,160
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)	618,000	534,570
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	4,544,000	4,752,515
Elementia S.A. de C.V., 5.5%, 1/15/2025	1,808,000	1,890,966
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	4,380,000	4,574,910

		$16,024,511
Business Services - 0.0%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,098,716

Cable TV - 0.2%
Altice Financing S.A., 6.5%, 1/15/2022 (n)	$1,385,000	$1,457,712
VTR Finance B.V., 6.875%, 1/15/2024 (n)	4,248,000	4,459,126

		$5,916,838
Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$4,558,000	$4,398,470

Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$508,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$1,500,842

Conglomerates - 0.1%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022	$3,713,000	$3,894,009

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)	$1,409,000	$239,530
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)	2,102,000	378,360
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	3,072,000	552,960

		$1,170,850
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	$2,848,000	$3,189,760
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	998,000	1,041,923

		$4,231,683
Consumer Services - 0.2%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	$6,098,000	$6,402,900

Emerging Market Quasi-Sovereign - 3.9%
Abu Dhabi National Energy Co., 4.375%, 6/22/2026 (n)	$279,000	$297,685
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	281,000	314,720
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	4,957,000	5,080,925
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 10/29/2049 (n)	3,705,000	2,740,588
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (z)	5,015,000	5,039,573
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	1,123,000	1,203,835
CNOOC Finance (2013) Ltd., 3%, 5/09/2023	1,256,000	1,280,395
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	2,287,000	2,509,685
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	3,618,000	3,777,170
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)	2,594,000	2,795,035
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	1,575,000	1,728,562
Comision Federal de Electricidad, 6.125%, 6/16/2045 (n)	4,260,000	4,835,100
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	2,106,000	2,285,010
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)	3,928,000	4,304,892
Development Bank of Kazakhstan, 4.125%, 12/10/2022	4,894,000	4,780,361
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	1,721,000	1,867,214
Empresa Nacional del Petroleo, 4.375%, 10/30/2024	1,000,000	1,069,328
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	2,469,000	2,640,171
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (z)	1,323,000	1,353,254
Eskom Holdings SOC Ltd., 6.75%, 8/06/2023	1,400,000	1,372,280
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021 (n)	527,000	542,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Export Credit Bank of Turkey A.S., 5%, 9/23/2021 (n)	$655,000	$662,467
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	316,000	319,209
Gaz Capital S.A., 4.95%, 2/06/2028 (n)	3,726,000	3,728,303
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)	3,146,000	3,399,505
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)	1,155,000	1,283,494
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	4,620,000	5,133,975
Magyar Export-Import Bank PLC, 4%, 1/30/2020	2,518,000	2,594,044
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)	1,817,000	1,871,873
Majapahit Holding B.V., 7.875%, 6/29/2037	2,000,000	2,652,600
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)	2,898,000	2,963,205
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)	2,519,000	2,960,329
ONGC Videsh Ltd., 4.625%, 7/15/2024	5,783,000	6,308,617
Pertamina PT, 6%, 5/03/2042	3,260,000	3,589,785
Pertamina PT, 5.625%, 5/20/2043 (n)	4,150,000	4,367,389
Pertamina PT, 6.45%, 5/30/2044 (n)	3,276,000	3,775,249
Petrobras Global Finance B.V., 8.375%, 5/23/2021	4,986,000	5,364,687
Petrobras Global Finance B.V., 8.75%, 5/23/2026	538,000	590,563
Petrobras International Finance Co., 6.75%, 1/27/2041	5,005,000	4,373,119
Petroleos Mexicanos, 4.25%, 1/15/2025	2,080,000	2,080,208
Petroleos Mexicanos, 5.625%, 1/23/2046	4,523,000	4,369,670
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)	2,533,000	2,742,312
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	3,060,000	3,163,982
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)	2,765,000	3,006,644
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)	1,301,000	1,442,015
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	2,087,000	2,340,153
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/2023 (n)	2,593,000	2,745,181
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	3,853,412
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	2,926,000	3,196,655
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/2019 (n)	2,725,000	2,834,273

		$139,531,258
Emerging Market Sovereign - 5.1%
Dominican Republic, 5.875%, 4/18/2024 (n)	$1,706,000	$1,829,685
Dominican Republic, 5.5%, 1/27/2025 (n)	1,211,000	1,283,660
Dominican Republic, 6.875%, 1/29/2026 (n)	5,432,000	6,273,960
Dominican Republic, 8.625%, 4/20/2027	2,335,000	2,831,188
Dominican Republic, 7.45%, 4/30/2044 (n)	860,000	1,032,000
Dominican Republic, 6.85%, 1/27/2045 (n)	975,000	1,106,625
Republic of Argentina, 6%, 12/29/2016	2,403,500	2,407,879
Republic of Argentina, 6.875%, 4/22/2021 (n)	6,587,000	7,143,601
Republic of Argentina, 7.5%, 4/22/2026 (n)	4,428,000	4,937,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Argentina, 7.125%, 7/06/2036 (n)		$6,814,000	$7,233,061
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		6,131,000	4,276,372
Republic of Colombia, 6.125%, 1/18/2041		4,302,000	5,189,287
Republic of Cote d’Ivoire, 5.375%, 7/23/2024 (n)		2,567,000	2,560,993
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)		5,095,000	5,325,294
Republic of Croatia, 5.5%, 4/04/2023 (n)		3,210,000	3,506,925
Republic of Croatia, 6%, 1/26/2024 (n)		2,652,000	2,978,992
Republic of Croatia, 3%, 3/11/2025	EUR	4,500,000	5,014,505
Republic of Guatemala, 4.875%, 2/13/2028 (n)		$1,128,000	1,240,800
Republic of Hungary, 6.25%, 1/29/2020		2,470,000	2,769,408
Republic of Hungary, 6.375%, 3/29/2021		2,502,000	2,883,555
Republic of Hungary, 5.375%, 2/21/2023		2,930,000	3,321,155
Republic of Hungary, 5.75%, 11/22/2023		4,366,000	5,089,010
Republic of Hungary, 5.375%, 3/25/2024		5,344,000	6,125,827
Republic of Indonesia, 4.875%, 5/05/2021 (n)		1,278,000	1,412,162
Republic of Indonesia, 5.375%, 10/17/2023 (n)		3,600,000	4,154,080
Republic of Indonesia, 5.875%, 1/15/2024 (n)		2,730,000	3,228,479
Republic of Indonesia, 4.125%, 1/15/2025 (n)		2,232,000	2,374,397
Republic of Indonesia, 4.75%, 1/08/2026 (n)		1,636,000	1,823,958
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,449,262
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		4,262,000	4,411,213
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		4,356,000	4,896,144
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		711,000	887,954
Republic of Lithuania, 6.625%, 2/01/2022 (n)		1,794,000	2,206,620
Republic of Panama, 4%, 9/22/2024		1,338,000	1,468,455
Republic of Panama, 3.75%, 3/16/2025		754,000	816,205
Republic of Panama, 3.875%, 3/17/2028		4,293,000	4,711,568
Republic of Paraguay, 4.625%, 1/25/2023 (n)		2,912,000	3,108,560
Republic of Paraguay, 6.1%, 8/11/2044 (n)		2,621,000	3,014,150
Republic of Paraguay, 6.1%, 8/11/2044		4,422,000	5,085,300
Republic of Sri Lanka, 6.125%, 6/03/2025		8,941,000	9,198,179
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,337,833
Republic of Sri Lanka, 6.825%, 7/18/2026 (n)		4,202,000	4,516,499
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,359,661
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	2,385,275
Republic of Venezuela, 9.25%, 9/15/2027		3,668,000	1,786,316
Republic of Venezuela, 7%, 3/31/2038		2,450,000	989,800
Russian Federation, 4.5%, 4/04/2022 (n)		1,800,000	1,928,700
Russian Federation, 4.875%, 9/16/2023		3,200,000	3,500,160
Russian Federation, 5.875%, 9/16/2043 (n)		4,000,000	4,729,528
Socialist Republic of Vietnam, 4.8%, 11/19/2024 (n)		3,555,000	3,857,598
State of Qatar, 3.25%, 6/02/2026 (n)		487,000	498,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
State of Qatar, 4.625%, 6/02/2046 (n)	$284,000	$313,155
United Mexican States, 4.35%, 1/15/2047	200,000	206,250
United Mexican States, 3.625%, 3/15/2022	3,416,000	3,642,310
United Mexican States, 4%, 10/02/2023	1,672,000	1,816,210
United Mexican States, 3.6%, 1/30/2025	1,490,000	1,579,400
United Mexican States, 4.125%, 1/21/2026	3,607,000	3,954,174

		$183,008,661
Energy - Independent - 0.1%
Afren PLC, 15%, 4/25/2017 (a)(d)(p)	$388,334	$42,853
Afren PLC, 11.5%, 2/01/2017 (a)(d)(n)	200,000	200
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,112,643

		$2,155,696
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/2021	$3,013,000	$3,138,040
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)	3,562,000	3,669,444
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)	3,614,000	632,450
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)	2,923,000	511,525
Reliance Industries Ltd., 4.125%, 1/28/2025 (n)	4,120,000	4,340,894
Reliance Industries Ltd., 4.875%, 2/10/2045	3,150,000	3,411,702

		$15,704,055
Financial Institutions - 0.0%
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)	$724,000	$783,730

Food & Beverages - 0.2%
Central American Bottling Corp., 6.75%, 2/09/2022 (n)	$800,000	$830,000
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,148,875
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,302,437
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)	1,863,000	2,079,574
Gruma S.A.B. de C.V., 4.875%, 12/01/2024	1,925,000	2,148,781
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)	917,000	952,534
Mead Johnson Nutrition Co., 3%, 11/15/2020	4,000	4,177

		$8,466,378
International Market Sovereign - 0.0%
Republic of Iceland, 5.875%, 5/11/2022 (n)	$1,406,000	$1,641,972

Internet - 0.1%
Baidu, Inc., 4.125%, 6/30/2025	$4,274,000	$4,615,142

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - 0.2%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$2,148,120
State of California (Build America Bonds), 7.6%, 11/01/2040	970,000	1,603,749
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,070,000	2,286,108
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	82,306

		$6,120,283
Metals & Mining - 0.1%
Southern Copper Corp., 5.875%, 4/23/2045	$2,984,000	$3,030,768

Mortgage-Backed - 8.5%
Fannie Mae, 3.99%, 7/01/2021	$823,556	$903,597
Fannie Mae, 2.62%, 5/01/2023	282,311	295,386
Fannie Mae, 3%, 10/01/2030	10,960,430	11,481,800
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	4,429,206	4,753,631
Fannie Mae, 4.5%, 7/01/2042	1,858,369	2,036,214
Fannie Mae, 3.5%, 6/01/2045 - 9/01/2045	2,468,815	2,601,665
Fannie Mae, 5.93%, 9/01/2016	97,630	97,552
Fannie Mae, 5.05%, 1/01/2017 - 8/01/2019	112,746	114,705
Fannie Mae, 6.5%, 2/01/2017 - 10/01/2037	145,466	168,844
Fannie Mae, 1.114%, 2/25/2017	597,376	597,165
Fannie Mae, 5.595%, 4/01/2017	22,632	23,088
Fannie Mae, 1.9%, 6/01/2017	183,082	183,474
Fannie Mae, 5.439%, 6/01/2017	62,408	62,985
Fannie Mae, 5.5%, 8/01/2017 - 4/01/2040	9,265,154	10,538,787
Fannie Mae, 2.71%, 11/01/2017	52,522	53,126
Fannie Mae, 3.189%, 12/01/2017	231,364	234,457
Fannie Mae, 6%, 12/01/2017 - 6/01/2038	657,307	753,066
Fannie Mae, 5.14%, 1/01/2018	23,947	24,815
Fannie Mae, 3.8%, 2/01/2018	195,500	200,415
Fannie Mae, 3.91%, 2/01/2018	133,256	136,696
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	38,329,913	41,165,853
Fannie Mae, 4.19%, 3/01/2018	101,943	105,026
Fannie Mae, 3.99%, 4/01/2018	150,000	154,832
Fannie Mae, 5.323%, 6/01/2018	273,215	287,090
Fannie Mae, 3.828%, 7/01/2018	189,141	196,821
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	12,384,524	13,767,395
Fannie Mae, 2.578%, 9/25/2018	1,353,319	1,375,070
Fannie Mae, 5.1%, 3/01/2019	107,592	116,594
Fannie Mae, 5.51%, 3/01/2019	108,488	118,042
Fannie Mae, 5.08%, 4/01/2019	22,373	24,202
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	23,748,182	25,997,163

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	$67,489	$73,216
Fannie Mae, 4.839%, 8/01/2019	73,765	80,033
Fannie Mae, 4.6%, 9/01/2019	122,353	131,906
Fannie Mae, 4.67%, 9/01/2019	27,336	29,587
Fannie Mae, 4.45%, 10/01/2019	85,176	91,836
Fannie Mae, 4.88%, 3/01/2020	422,516	447,961
Fannie Mae, 4.14%, 8/01/2020	40,095	43,659
Fannie Mae, 5.19%, 9/01/2020	94,091	102,218
Fannie Mae, 3.416%, 10/01/2020	806,000	863,848
Fannie Mae, 4.448%, 1/01/2021	1,023,001	1,114,006
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,323,286
Fannie Mae, 2.41%, 5/01/2023	237,686	245,775
Fannie Mae, 2.55%, 5/01/2023	205,282	213,949
Fannie Mae, 3.78%, 10/01/2023	481,385	533,419
Fannie Mae, 4.5%, 5/01/2025	25,743	27,362
Fannie Mae, 2.7%, 7/01/2025	680,000	711,978
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	8,568,229	8,985,769
Fannie Mae, 3.5%, 1/01/2042 - 10/01/2045	8,840,383	9,338,627
Fannie Mae, 3.5%, 4/01/2043	934,524	988,219
Fannie Mae, FRN, 0.874%, 5/25/2018	1,095,175	1,094,677
Fannie Mae, TBA, 3%, 10/01/2046	11,599,000	12,012,214
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	4,274,097	4,570,929
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	837,809	968,764
Freddie Mac, 5%, 10/01/2017 - 6/01/2040	367,092	396,676
Freddie Mac, 3.154%, 2/25/2018	607,689	621,171
Freddie Mac, 2.699%, 5/25/2018	2,445,195	2,497,187
Freddie Mac, 2.412%, 8/25/2018	2,928,829	2,983,240
Freddie Mac, 2.303%, 9/25/2018	1,515,000	1,542,551
Freddie Mac, 2.323%, 10/25/2018	1,765,000	1,798,548
Freddie Mac, 1.72%, 1/25/2019	1,500,000	1,512,679
Freddie Mac, 2.13%, 1/25/2019	1,749,946	1,778,947
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,423,308
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,341,520
Freddie Mac, 1.883%, 5/25/2019	1,000,000	1,013,741
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,168,961
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,593,245
Freddie Mac, 4.251%, 1/25/2020	400,000	433,381
Freddie Mac, 4.224%, 3/25/2020	320,000	347,476
Freddie Mac, 3.808%, 8/25/2020	806,000	870,615
Freddie Mac, 3.034%, 10/25/2020	505,000	533,752
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,510,165
Freddie Mac, 2.791%, 1/25/2022	2,010,000	2,121,618
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,364,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.682%, 10/25/2022	$1,626,000	$1,713,222
Freddie Mac, 2.51%, 11/25/2022	1,821,000	1,900,268
Freddie Mac, 3.32%, 2/25/2023	677,000	739,498
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,848,753
Freddie Mac, 3.3%, 4/25/2023	1,045,940	1,142,118
Freddie Mac, 3.06%, 7/25/2023	330,000	355,716
Freddie Mac, 3.458%, 8/25/2023	675,000	744,602
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	4,413,491	4,839,970
Freddie Mac, 5.5%, 10/01/2024 - 6/01/2041	1,305,884	1,475,046
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,687,913
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,257,499
Freddie Mac, 3.329%, 5/25/2025	2,546,000	2,804,952
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	5,023,702	5,378,384
Freddie Mac, 3.01%, 7/25/2025	1,675,000	1,803,421
Freddie Mac, 2.745%, 1/25/2026	2,232,000	2,356,676
Freddie Mac, 2.673%, 3/25/2026	2,200,000	2,308,438
Freddie Mac, 3%, 11/01/2030 - 8/01/2045	13,606,813	14,223,104
Freddie Mac, 6.5%, 5/01/2037	34,289	39,587
Freddie Mac, 3.5%, 12/01/2041 - 4/01/2046	28,646,088	30,205,176
Ginnie Mae, 3%, 2/15/2043	247,514	260,629
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	494,514	562,890
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	4,254,636	4,654,013
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	403,373	433,678
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	28,319,871	30,095,767
Ginnie Mae, 3%, 7/20/2043	1,733,309	1,820,836
Ginnie Mae, 5.612%, 4/20/2058	1,669	1,676
Ginnie Mae, 6.286%, 4/20/2058	7,106	7,618

		$308,077,191
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,969,120

Network & Telecom - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021 (n)	$2,592,000	$2,773,440
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	5,097,890
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,565,888

		$11,437,218
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2023 (n)	$3,934,445	$575,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.3%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)	$1,700,000	$1,806,250
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)	4,079,000	4,204,225
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	1,152,000	1,181,783
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)	1,770,000	1,960,275
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	894,000	1,015,316
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	2,082,000	2,095,533

		$12,263,382
Real Estate - Other - 0.1%
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)	$1,908,000	$2,077,335
Trust F/1401, REIT, 5.25%, 1/30/2026 (n)	614,000	655,445

		$2,732,780
Restaurants - 0.0%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$471,713

Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/2023 (n)	$3,733,000	$3,974,622
Cencosud S.A., 5.15%, 2/12/2025 (n)	1,744,000	1,878,461

		$5,853,083
Specialty Chemicals - 0.1%
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)	$3,247,000	$3,266,482

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$685,026
West African Development Bank, 5.5%, 5/06/2021 (n)	2,283,000	2,408,565

		$3,093,591
Telecommunications - Wireless - 0.4%
Comcel Trust, 6.875%, 2/06/2024 (n)	$2,895,000	$3,010,800
Digicel Group Ltd., 6%, 4/15/2021 (n)	2,253,000	2,058,679
Digicel Group Ltd., 7.125%, 4/01/2022	4,997,000	4,047,570
Digicel Group Ltd., 6.75%, 3/01/2023	2,373,000	2,165,363
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)	2,582,000	2,718,846

		$14,001,258
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/2021 (n)	$6,602,000	$7,097,150

Transportation - Services - 0.2%
HPHT Finance (15) Ltd., 2.875%, 3/17/2020 (n)	$5,862,000	$6,027,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 1.0%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$758,080
AID-Ukraine, 1.844%, 5/16/2019	1,290,000	1,307,225
AID-Ukraine, 1.847%, 5/29/2020	1,680,000	1,709,795
Fannie Mae, 1.125%, 4/27/2017	5,500,000	5,518,783
Fannie Mae, 0.875%, 5/21/2018	4,000,000	4,002,920
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,852,510
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,633,485
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	1,013,842
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,161,181
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	432,582
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,061,120
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	863,911
Small Business Administration, 6.34%, 5/01/2021	30,671	32,926
Small Business Administration, 6.07%, 3/01/2022	28,990	31,129
Small Business Administration, 5.16%, 2/01/2028	108,487	120,560
Small Business Administration, 2.21%, 2/01/2033	311,748	314,511
Small Business Administration, 2.22%, 3/01/2033	572,694	581,055
Small Business Administration, 3.15%, 7/01/2033	660,720	697,245
Small Business Administration, 3.16%, 8/01/2033	776,321	819,566
Small Business Administration, 3.62%, 9/01/2033	632,834	687,735
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	877,296

		$35,477,457
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$156,714
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	4,150,653
U.S. Treasury Bonds, 4.5%, 2/15/2036	594,000	849,188
U.S. Treasury Bonds, 4.375%, 2/15/2038	346,000	491,104
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,620,000	6,667,418
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	10,863,035
U.S. Treasury Bonds, 2.875%, 5/15/2043	30,652,300	34,828,676
U.S. Treasury Bonds, 2.5%, 2/15/2045	11,740,000	12,398,544
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	7,337,360	7,369,849
U.S. Treasury Notes, 0.875%, 12/31/2016	23,778,000	23,816,615
U.S. Treasury Notes, 0.75%, 6/30/2017	31,382,000	31,408,957
U.S. Treasury Notes, 2.625%, 4/30/2018	1,752,000	1,805,313
U.S. Treasury Notes, 2.75%, 2/15/2019	46,949,000	49,120,391
U.S. Treasury Notes, 3.125%, 5/15/2019	1,116,000	1,182,655
U.S. Treasury Notes, 1%, 6/30/2019	27,606,000	27,684,732
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,438,606
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	22,817,259
U.S. Treasury Notes, 3.125%, 5/15/2021	9,191,000	10,000,598
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	4,045,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.5%, 8/15/2023	$66,859,000	$71,607,059
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,573,300
U.S. Treasury Notes, 2.5%, 5/15/2024	5,530,000	5,941,725
U.S. Treasury Notes, 2%, 8/15/2025	19,867,000	20,594,947

		$362,812,595
Utilities - Electric Power - 0.6%
Adani Transmission Ltd., 4%, 8/03/2026 (n)	$260,000	$264,175
AES Gener S.A., 5%, 7/14/2025 (n)	1,523,000	1,577,191
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,421,320
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	3,000,681
Greenko Dutch B.V., 8%, 8/01/2019 (n)	2,261,000	2,428,642
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	950,000	957,555
Transelec S.A., 4.625%, 7/26/2023 (n)	2,780,000	2,998,319
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,791,165
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,979,255

		$20,418,303
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$3,145,365
Total Bonds (Identified Cost, $1,220,980,480)		$1,248,571,010

Common Stocks - 32.7%
Aerospace - 0.1%
Northrop Grumman Corp.	16,804	$3,563,624

Airlines - 0.1%
Air Canada (a)	531,630	$3,632,305

Alcoholic Beverages - 0.1%
AmBev S.A., ADR	356,064	$2,111,459

Apparel Manufacturers - 0.1%
Li & Fung Ltd.	6,000,000	$3,086,026

Automotive - 0.5%
General Motors Co.	250,590	$7,998,833
Magna International, Inc.	210,692	8,484,554

		$16,483,387
Broadcasting - 0.2%
ProSiebenSat.1 Media SE	152,739	$6,569,572

Business Services - 0.4%
Global Payments, Inc.	195,359	$14,837,516

Cable TV - 0.2%
Charter Communications, Inc., “A” (a)	24,474	$6,294,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.4%
LyondellBasell Industries N.V., “A”	147,571	$11,641,876
Yara International ASA	95,517	3,390,709

		$15,032,585
Computer Software - Systems - 0.2%
Hon Hai Precision Industry Co. Ltd.	2,879,000	$7,984,494

Construction - 0.2%
Bellway PLC	52,048	$1,592,481
Owens Corning	131,414	7,217,257

		$8,809,738
Consumer Products - 0.6%
Procter & Gamble Co.	83,015	$7,248,040
Svenska Cellulosa Aktiebolaget	443,125	13,618,848

		$20,866,888
Electrical Equipment - 0.5%
Siemens AG	147,168	$17,573,172

Electronics - 1.0%
Intel Corp.	206,017	$7,393,950
Samsung Electronics Co. Ltd.	8,169	11,868,861
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	552,399	15,875,947

		$35,138,758
Energy - Independent - 0.7%
EOG Resources, Inc.	23,629	$2,090,930
Galp Energia SGPS S.A.	200,485	2,913,912
Rice Energy, Inc. (a)	140,324	3,690,521
Valero Energy Corp.	280,572	15,529,660

		$24,225,023
Energy - Integrated - 1.2%
BP PLC	1,633,900	$9,180,833
China Petroleum & Chemical Corp.	12,084,000	8,769,898
Exxon Mobil Corp.	126,141	10,991,927
Lukoil PJSC, ADR	96,283	4,318,293
OAO Gazprom, ADR	751,261	3,038,851
Royal Dutch Shell PLC, “A”	117,315	2,866,141
TOTAL S.A.	108,404	5,169,298

		$44,335,241

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.2%
VINCI S.A.	103,937	$7,882,524

Food & Beverages - 0.9%
Bunge Ltd.	71,703	$4,581,822
General Mills, Inc.	216,384	15,324,315
Marine Harvest A.S.A.	191,784	2,964,421
Nestle S.A.	23,394	1,862,386
Tyson Foods, Inc., “A”	110,092	8,319,652

		$33,052,596
Food & Drug Stores - 0.1%
Lawson, Inc.	47,700	$3,347,045
Wesfarmers Ltd.	58,230	1,857,291

		$5,204,336
Gaming & Lodging - 0.1%
Sands China Ltd.	921,600	$3,623,412

General Merchandise - 0.1%
Target Corp.	79,192	$5,558,486

Insurance - 1.1%
MetLife, Inc.	161,162	$6,994,431
Prudential Financial, Inc.	79,738	6,329,602
Swiss Re Ltd.	103,476	8,732,152
Validus Holdings Ltd.	101,351	5,147,617
Zurich Insurance Group AG	46,893	11,986,071

		$39,189,873
Internet - 0.1%
Facebook, Inc., “A” (a)	26,523	$3,345,081

Major Banks - 0.6%
BNP Paribas	46,893	$2,385,451
BOC Hong Kong Holdings Ltd.	4,147,000	14,513,738
Toronto-Dominion Bank	93,141	4,156,330

		$21,055,519
Medical & Health Technology & Services - 0.1%
HCA Holdings, Inc. (a)	37,988	$2,869,993

Metals & Mining - 0.3%
Rio Tinto PLC	328,663	$9,930,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 0.3%
Engie	699,125	$11,143,899

Network & Telecom - 0.2%
Cisco Systems, Inc.	235,642	$7,408,584

Oil Services - 0.3%
Technip	161,422	$9,537,681

Other Banks & Diversified Financials - 0.7%
Agricultural Bank of China	5,117,000	$2,104,173
China Construction Bank	12,217,000	9,134,147
DBS Group Holdings Ltd.	782,300	8,607,051
UBS Group AG	289,061	4,179,195

		$24,024,566
Pharmaceuticals - 2.2%
Bayer AG	61,360	$6,568,572
Bristol-Myers Squibb Co.	42,284	2,426,679
Eli Lilly & Co.	186,138	14,472,230
Johnson & Johnson	28,638	3,417,659
Merck & Co., Inc.	451,717	28,363,310
Novartis AG	232,386	18,287,506
Roche Holding AG	29,168	7,111,470

		$80,647,426
Printing & Publishing - 0.0%
Quad/Graphics, Inc.	3	$81

Real Estate - 15.0%
Alexandria Real Estate Equities, Inc., REIT	209,186	$23,029,287
AvalonBay Communities, Inc., REIT	149,463	26,157,520
Boardwalk, REIT	348,292	13,382,975
Colony Starwood Homes, REIT	654,981	20,304,411
Corporate Office Properties Trust, REIT	422,053	12,036,951
Equity Commonwealth, REIT (a)	706,306	22,100,315
Equity Lifestyle Properties, Inc., REIT	258,844	20,068,175
Gramercy Property Trust, Inc., REIT	2,608,966	25,254,791
Life Storage, Inc., REIT	230,593	20,753,370
Medical Properties Trust, Inc., REIT	1,682,015	25,684,369
Mid-America Apartment Communities, Inc., REIT	221,467	20,815,683
OUTFRONT Media, Inc., REIT	582,284	12,996,579
Public Storage, Inc., REIT	171,947	38,505,811
Rexford Industrial Realty, Inc., REIT	918,294	20,505,505
Simon Property Group, Inc., REIT	292,970	63,126,246

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
STAG Industrial, Inc., REIT	568,332	$14,111,684
Starwood Property Trust, Inc., REIT	1,011,400	23,161,060
Store Capital Corp., REIT	566,348	16,780,891
Sun Communities, Inc., REIT	194,842	14,909,310
Tanger Factory Outlet Centers, Inc., REIT	590,819	24,010,884
Urban Edge Properties, REIT	530,814	15,213,129
Vornado Realty Trust, REIT	277,948	28,714,808
Washington Prime Group, Inc., REIT	1,718,082	23,606,447
Weyerhaeuser Co., REIT	544,887	17,354,651

		$542,584,852
Restaurants - 0.1%
Greggs PLC	194,204	$2,644,547

Specialty Chemicals - 0.2%
PTT Global Chemical PLC	4,408,500	$7,768,731

Specialty Stores - 0.3%
Best Buy Co., Inc.	83,253	$3,203,575
Gap, Inc.	218,276	5,428,524
Just Eat PLC (a)	331,552	2,355,392

		$10,987,491
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	120,744	$13,689,955
Vodafone Group PLC	1,775,438	5,358,760

		$19,048,715
Telephone Services - 0.8%
AT&T, Inc.	70,984	$2,901,826
British Telecom Group, PLC	2,448,652	12,422,881
Nippon Telegraph & Telephone Corp.	94,900	4,169,675
TDC A.S. (a)	913,715	5,050,707
Verizon Communications, Inc.	121,048	6,334,442

		$30,879,531
Tobacco - 1.3%
Altria Group, Inc.	372,195	$24,598,367
Imperial Brands PLC	64,713	3,393,591
Philip Morris International, Inc.	138,682	13,858,492
Reynolds American, Inc.	112,590	5,581,086

		$47,431,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 0.7%
American Electric Power Co., Inc.	218,385	$14,101,119
Korea Electric Power Corp.	104,189	5,419,697
SSE PLC	168,194	3,321,794
Xcel Energy, Inc.	74,383	3,076,481

		$25,919,091
Total Common Stocks (Identified Cost, $1,041,270,014)		$1,182,284,039

Convertible Preferred Stocks - 0.3%
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%	$2,056	$1,711,949

Utilities - Electric Power - 0.3%
Exelon Corp., 6.5%	$239,103	$11,335,873
Total Convertible Preferred Stocks (Identified Cost, $12,447,648)		$13,047,822

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
iShares Dow Jones U.S. Real Estate - December 2016 @ $76	4,200	$520,800
iShares Dow Jones U.S. Real Estate - January 2017 @ $68	4,200	239,400
iShares Dow Jones U.S. Real Estate - January 2017 @ $75	4,200	588,000
iShares Dow Jones U.S. Real Estate - March 2017 @ $74	4,200	747,600
iShares Dow Jones U.S. Real Estate - September 2016 @ $58	4,000	4,000
iShares Dow Jones U.S. Real Estate - September 2016 @ $60	3,500	3,500
Total Put Options Purchased (Premiums Paid, $4,450,910)		$2,103,300

Issuer	Shares/Par
Underlying Affiliated Funds - 28.3%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $1,040,481,074)	111,332,852	$1,026,488,891

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.38% (v) (Identified Cost, $140,419,443)	140,419,443	$140,419,443
Total Investments (Identified Cost, $3,460,049,569)		$3,612,914,505

Other Assets, Less Liabilities - 0.2%		5,580,414
Net Assets - 100.0%		$3,618,494,919

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $309,441,161, representing 8.6% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026	8/04/16	$5,007,685	$5,039,573
Empresa Nacional del Petroleo S.A., 3.75%, 8/05/2026	8/02/16	1,301,341	1,353,254
Total Restricted Securities			$6,392,827
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/16

Forward Foreign Currency Exchange Contracts at 8/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	4,483,236	9/30/16	$4,995,907	$5,007,109	$(11,202)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,279,149,052)	$2,446,006,171
Underlying affiliated funds, at value (identified cost, $1,180,900,517)	1,166,908,334
Total investments, at value (identified cost, $3,460,049,569)	$3,612,914,505
Foreign currency, at value (identified cost, $73,650)	73,650
Receivables for
Investments sold	1,978,548
Fund shares sold	18,639,615
Interest and dividends	11,502,284
Other assets	3,907
Total assets	$3,645,112,509
Liabilities
Payables for
Distributions	$1,167,831
Forward foreign currency exchange contracts	11,202
Investments purchased	2,910,012
TBA purchase commitments	12,008,934
Fund shares reacquired	7,929,865
Payable to affiliates
Investment adviser	152,042
Shareholder servicing costs	851,733
Distribution and service fees	89,742
Payable for independent Trustees’ compensation	12
Deferred country tax expense payable	1,368,401
Accrued expenses and other liabilities	127,816
Total liabilities	$26,617,590
Net assets	$3,618,494,919
Net assets consist of
Paid-in capital	$3,492,694,154
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,031,626 deferred country tax)	151,824,696
Accumulated distributions in excess of net realized gain on investments and foreign currency	(24,501,747)
Accumulated distributions in excess of net investment income	(1,522,184)
Net assets	$3,618,494,919
Shares of beneficial interest outstanding	294,877,434

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,596,389,194	130,068,553	$12.27
Class C	1,055,802,060	86,077,025	12.27
Class I	922,668,033	75,176,347	12.27
Class R1	1,462,164	119,325	12.25
Class R2	4,108,954	334,983	12.27
Class R3	18,011,489	1,467,297	12.28
Class R4	6,178,938	503,325	12.28
Class R6 (formerly Class R5)	13,874,087	1,130,579	12.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.81 [100 / 95.75 x $12.27]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$22,260,557
Interest	22,187,300
Dividends from underlying affiliated funds	34,259,076
Foreign taxes withheld	(693,479)
Total investment income	$78,013,454
Expenses
Management fee	$10,685,866
Distribution and service fees	7,010,612
Shareholder servicing costs	1,792,825
Administrative services fee	270,967
Independent Trustees’ compensation	25,572
Custodian fee	170,804
Shareholder communications	95,963
Audit and tax fees	33,074
Legal fees	15,110
Miscellaneous	161,574
Total expenses	$20,262,367
Fees paid indirectly	(201)
Reduction of expenses by investment adviser and distributor	(609,354)
Net expenses	$19,652,812
Net investment income	$58,360,642
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $336,775 country tax)	$10,824,367
Underlying affiliated funds	(12,966,882)
Foreign currency	(120,176)
Net realized gain (loss) on investments and foreign currency	$(2,262,691)
Change in unrealized appreciation (depreciation)
Investments (net of $1,029,885 increase in deferred country tax)	$294,346,585
Translation of assets and liabilities in foreign currencies	28,643
Net unrealized gain (loss) on investments and foreign currency translation	$294,375,228
Net realized and unrealized gain (loss) on investments and foreign currency	$292,112,537
Change in net assets from operations	$350,473,179

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/16 (unaudited)	Year ended 2/29/16
From operations
Net investment income	$58,360,642	$94,753,324
Net realized gain (loss) on investments and foreign currency	(2,262,691)	76,261,413
Net unrealized gain (loss) on investments and foreign currency translation	294,375,228	(359,537,750)
Change in net assets from operations	$350,473,179	$(188,523,013)
Distributions declared to shareholders
From net investment income	$(57,488,477)	$(97,491,038)
From net realized gain on investments	(918,231)	(108,687,055)
Total distributions declared to shareholders	$(58,406,708)	$(206,178,093)
Change in net assets from fund share transactions	$249,186,405	$537,782,587
Total change in net assets	$541,252,876	$143,081,481
Net assets
At beginning of period	3,077,242,043	2,934,160,562
At end of period (including accumulated distributions in excess of net investment income of $1,522,184 and $2,394,349, respectively)	$3,618,494,919	$3,077,242,043

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.22		$12.70	$12.21	$11.82	$11.05	$10.79
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.38	$0.34	$0.34	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(1.06)	0.75	0.57	0.82	0.30
Total from investment operations	$1.26		$(0.68)	$1.09	$0.91	$1.15	$0.64
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.39)	$(0.36)	$(0.35)	$(0.37)	$(0.38)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.21)		$(0.80)	$(0.60)	$(0.52)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$12.27		$11.22	$12.70	$12.21	$11.82	$11.05
Total return (%) (r)(s)(t)(x)	11.35	(n)	(5.53)	9.09	7.87	10.56	6.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)(h)	1.06 (h)	1.06 (h)	1.07 (h)	1.08	1.10
Expenses after expense reductions (f)	1.00	(a)(h)	1.01 (h)	1.03 (h)	1.06 (h)	1.08	1.10
Net investment income	3.	62(a)	3.17	2.70	2.83	2.86	3.18
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$1,596,389		$1,408,719	$1,334,418	$1,071,400	$797,338	$447,034

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.22		$12.70	$12.20	$11.82	$11.04	$10.78
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.29	$0.24	$0.25	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		(1.06)	0.77	0.56	0.83	0.30
Total from investment operations	$1.22		$(0.77)	$1.01	$0.81	$1.07	$0.56
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.30)	$(0.27)	$(0.26)	$(0.28)	$(0.30)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.17)		$(0.71)	$(0.51)	$(0.43)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$12.27		$11.22	$12.70	$12.20	$11.82	$11.04
Total return (%) (r)(s)(t)(x)	10.95	(n)	(6.24)	8.36	6.97	9.84	5.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)(h)	1.81 (h)	1.81 (h)	1.82 (h)	1.83	1.85
Expenses after expense reductions (f)	1.75	(a)(h)	1.76 (h)	1.78 (h)	1.81 (h)	1.83	1.85
Net investment income	2.87	(a)	2.42	1.96	2.08	2.11	2.43
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$1,055,802		$939,801	$859,969	$630,810	$466,361	$238,332

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.22		$12.70	$12.21	$11.82	$11.05	$10.79
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.41	$0.37	$0.37	$0.35	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		(1.06)	0.75	0.57	0.83	0.30
Total from investment operations	$1.28		$(0.65)	$1.12	$0.94	$1.18	$0.66
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.42)	$(0.39)	$(0.38)	$(0.40)	$(0.40)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.83)	$(0.63)	$(0.55)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$12.27		$11.22	$12.70	$12.21	$11.82	$11.05
Total return (%) (r)(s)(x)	11.49	(n)	(5.29)	9.36	8.14	10.83	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)(h)	0.81 (h)	0.81 (h)	0.82 (h)	0.83	0.85
Expenses after expense reductions (f)	0.75	(a)(h)	0.76 (h)	0.78 (h)	0.81 (h)	0.83	0.85
Net investment income	3.84	(a)	3.42	2.97	3.08	3.09	3.43
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$922,668		$692,677	$721,242	$371,274	$280,443	$96,323

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.21		$12.68	$12.20	$11.81	$11.04	$10.78
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.29	$0.24	$0.25	$0.23	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(1.05)	0.75	0.57	0.83	0.30
Total from investment operations	$1.21		$(0.76)	$0.99	$0.82	$1.06	$0.56
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.30)	$(0.27)	$(0.26)	$(0.28)	$(0.30)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.17)		$(0.71)	$(0.51)	$(0.43)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$12.25		$11.21	$12.68	$12.20	$11.81	$11.04
Total return (%) (r)(s)(x)	10.86	(n)	(6.17)	8.20	7.06	9.75	5.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)(h)	1.81 (h)	1.81 (h)	1.82 (h)	1.84	1.85
Expenses after expense reductions (f)	1.75	(a)(h)	1.76 (h)	1.78 (h)	1.81 (h)	1.84	1.85
Net investment income	2.87	(a)	2.43	1.95	2.11	2.04	2.44
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$1,462		$1,268	$918	$775	$375	$142

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.22		$12.70	$12.20	$11.82	$11.04	$10.78
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.35	$0.31	$0.31	$0.30	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		(1.06)	0.76	0.56	0.83	0.30
Total from investment operations	$1.25		$(0.71)	$1.07	$0.87	$1.13	$0.61
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.36)	$(0.33)	$(0.32)	$(0.34)	$(0.35)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.77)	$(0.57)	$(0.49)	$(0.35)	$(0.35)
Net asset value, end of period (x)	$12.27		$11.22	$12.70	$12.20	$11.82	$11.04
Total return (%) (r)(s)(x)	11.22	(n)	(5.77)	8.90	7.51	10.39	5.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)(h)	1.31 (h)	1.31 (h)	1.32 (h)	1.34	1.35
Expenses after expense reductions (f)	1.25	(a)(h)	1.26 (h)	1.28 (h)	1.31 (h)	1.34	1.35
Net investment income	3.35	(a)	2.94	2.47	2.59	2.59	2.93
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$4,109		$3,139	$2,113	$1,180	$702	$212

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.23		$12.71	$12.21	$11.83	$11.05	$10.79
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.38	$0.34	$0.34	$0.31	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(1.06)	0.76	0.56	0.85	0.30
Total from investment operations	$1.26		$(0.68)	$1.10	$0.90	$1.16	$0.64
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.39)	$(0.36)	$(0.35)	$(0.37)	$(0.38)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.21)		$(0.80)	$(0.60)	$(0.52)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$12.28		$11.23	$12.71	$12.21	$11.83	$11.05
Total return (%) (r)(s)(x)	11.34	(n)	(5.52)	9.17	7.77	10.65	6.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)(h)	1.07 (h)	1.06 (h)	1.07 (h)	1.10	1.10
Expenses after expense reductions (f)	1.00	(a)(h)	1.02 (h)	1.03 (h)	1.06 (h)	1.10	1.10
Net investment income	3.62	(a)	3.19	2.70	2.84	2.70	3.17
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$18,011		$15,393	$7,995	$5,256	$2,783	$186

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.23		$12.71	$12.21	$11.82	$11.05	$10.79
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.41	$0.37	$0.37	$0.36	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		(1.06)	0.76	0.57	0.82	0.30
Total from investment operations	$1.28		$(0.65)	$1.13	$0.94	$1.18	$0.66
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.42)	$(0.39)	$(0.38)	$(0.40)	$(0.40)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)	—
Total distributions declared to shareholders	$(0.23)		$(0.83)	$(0.63)	$(0.55)	$(0.41)	$(0.40)
Net asset value, end of period (x)	$12.28		$11.23	$12.71	$12.21	$11.82	$11.05
Total return (%) (r)(s)(x)	11.48	(n)	(5.29)	9.44	8.13	10.83	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)(h)	0.81 (h)	0.81 (h)	0.82 (h)	0.84	0.85
Expenses after expense reductions (f)	0.75	(a)(h)	0.76 (h)	0.78 (h)	0.81 (h)	0.84	0.85
Net investment income	3.86	(a)	3.42	2.96	3.08	3.12	3.40
Portfolio turnover	20	(n)	62	48	63	64	64
Net assets at end of period (000 omitted)	$6,179		$5,173	$4,936	$2,834	$1,159	$546

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R6 (formerly Class R5)			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$11.22		$12.70	$12.21	$11.82	$11.16
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.42	$0.38	$0.38	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(1.06)	0.75	0.57	0.75
Total from investment operations	$1.28		$(0.64)	$1.13	$0.95	$0.94
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.43)	$(0.40)	$(0.39)	$(0.27)
From net realized gain on investments	(0.00	)(w)	(0.41)	(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.23)		$(0.84)	$(0.64)	$(0.56)	$(0.28)
Net asset value, end of period (x)	$12.27		$11.22	$12.70	$12.21	$11.82
Total return (%) (r)(s)(x)	11.54	(n)	(5.20)	9.46	8.23	8.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)(h)	0.70 (h)	0.72 (h)	0.73 (h)	0.79	(a)
Expenses after expense reductions (f)	0.65	(a)(h)	0.65 (h)	0.69 (h)	0.72 (h)	0.79	(a)
Net investment income	3.95	(a)	3.55	3.05	3.18	2.48	(a)
Portfolio turnover	20	(n)	62	48	63	64	(n)
Net assets at end of period (000 omitted)	$13,874		$11,073	$2,569	$2,101	$1,393

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’s inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the

Notes to Financial Statements (unaudited) – continued

adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$848,603,003	$1,582,500	$—	$850,185,503
United Kingdom	53,067,163	—	—	53,067,163
Switzerland	52,158,781	—	—	52,158,781
France	36,118,853	—	—	36,118,853
Germany	30,711,316	—	—	30,711,316
Canada	29,656,165	—	—	29,656,165
Taiwan	23,860,442	—	—	23,860,442
Hong Kong	21,223,176	—	—	21,223,176
China	20,008,218	—	—	20,008,218
Other Countries	72,676,818	7,768,731	—	80,445,549
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	401,067,638	—	401,067,638
Non-U.S. Sovereign Debt	—	327,275,482	—	327,275,482
U.S. Corporate Bonds	—	10,315,612	—	10,315,612
Residential Mortgage-Backed Securities	—	308,077,185	—	308,077,185
Commercial Mortgage-Backed Securities	—	18,375,926	—	18,375,926
Asset-Backed Securities (including CDOs)	—	3,573,442	—	3,573,442
Foreign Bonds	—	179,842,867	42,853	179,885,720
Mutual Funds	1,166,908,334	—	—	1,166,908,334
Total Investments	$2,354,992,269	$1,257,879,383	$42,853	$3,612,914,505

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11,202)	$—	$(11,202)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $7,500 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $237,060,370 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Corporate Bonds
Balance as of 2/29/16	$—
Change in unrealized appreciation (depreciation)	(67,823)
Transfers into level 3	110,676
Balance as of 8/31/16	$42,853

The net change in unrealized appreciation (depreciation) from investments held as level 3 at August 31, 2016 is $(67,823). At August 31, 2016, the fund held 1 level 3 security.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$—	$(11,202)
Equity	Purchased Equity Options	2,103,300	—
Total		$2,103,300	$(11,202)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2016 as reported in the Statement of Operations:

Risk	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$(98,317)	$—
Equity	—	(1,051,500)
Total	$(98,317)	$(1,051,500)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2016 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$3,538	$—
Equity	—	(1,558,800)
Total	$3,538	$(1,558,800)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned

Notes to Financial Statements (unaudited) – continued

securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2016, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income

Notes to Financial Statements (unaudited) – continued

securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/16
Ordinary income (including any short-term capital gains)	$103,618,206
Long-term capital gains	102,559,887
Total distributions	$206,178,093

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$3,481,818,546
Gross appreciation	228,264,403
Gross depreciation	(97,168,444)
Net unrealized appreciation (depreciation)	$131,095,959
Undistributed ordinary income	7,130,093
Undistributed long-term capital gain	889,578
Post-October capital loss deferral	(41,911)
Other temporary differences	(10,046,373)
Net unrealized appreciation (depreciation)	(164,197,093)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

Notes to Financial Statements (unaudited) – continued

due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/16	Year ended 2/29/16	Six months ended 8/31/16	Year ended 2/29/16
Class A	$27,348,833	$46,562,523	$411,975	$49,319,402
Class C	14,308,054	23,571,768	270,190	32,748,100
Class I	15,090,711	26,445,150	224,907	25,575,204
Class R1	20,687	31,251	399	45,325
Class R2	62,384	70,366	1,074	82,081
Class R3	301,195	368,225	4,579	447,507
Class R4	107,178	185,199	1,532	182,530
Class R6 (formerly Class R5)	249,435	256,556	3,575	286,906
Total	$57,488,477	$97,491,038	$918,231	$108,687,055

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. Effective June 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Average daily net assets in excess of $1 billion up to $2.5 billion	0.60%
Average daily net assets in excess of $2.5 billion up to $5 billion	0.55%
Average daily net assets in excess of $5 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1 billion up to $2.5 billion, 0.55% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.50% of average daily net assets in excess of $5 billion. This written agreement terminated on June 27, 2016. For the period from March 1, 2016 through June 27, 2016, this management fee reduction amounted to $491,704, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2016, this management fee reduction amounted to $115,137 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2016 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R6 (formerly Class R5)
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2018. For the six months ended August 31, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $196,573 for the six months ended August 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,916,048
Class C	0.75%	0.25%	1.00%	1.00%	5,056,783
Class R1	0.75%	0.25%	1.00%	1.00%	7,309
Class R2	0.25%	0.25%	0.50%	0.50%	9,384
Class R3	—	0.25%	0.25%	0.25%	21,088
Total Distribution and Service Fees					$7,010,612

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2016, this rebate amounted to $2,346, and $167 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2016, were as follows:

Amount
Class A	$23,345
Class C	60,163

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2016, the fee was $116,374, which equated to 0.0069% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,676,451.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2016 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2016, the fee paid by the fund under this agreement was $3,243 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

On March 16, 2016, MFS redeemed 117,729 shares of Class I for an aggregate amount of $1,365,651.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended August 31, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $7,305,257 and $1,458,939, respectively. The sales transactions resulted in net realized gains (losses) of $49,492.

(4) Portfolio Securities

For the six months ended August 31, 2016, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$250,687,289	$77,154,867
Investments (non-U.S. Government securities)	$521,149,605	$563,843,656

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/16		Year ended 2/29/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	18,535,214	$221,479,060	40,389,688	$491,549,369
Class C	10,486,050	125,512,659	25,246,673	307,653,165
Class I	22,934,512	275,148,873	26,865,624	326,705,363
Class R1	16,922	197,439	65,393	797,299
Class R2	85,516	1,016,606	154,820	1,815,682
Class R3	206,086	2,448,759	906,031	10,755,213
Class R4	88,274	1,058,750	154,200	1,876,658
Class R6 (formerly Class R5)	253,469	3,027,526	991,517	11,726,396
	52,606,043	$629,889,672	94,773,946	$1,152,879,145

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/16		Year ended 2/29/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,239,912	$26,900,630	7,890,934	$93,065,125
Class C	1,009,912	12,118,434	3,959,870	46,553,158
Class I	991,934	11,925,790	3,359,205	39,693,818
Class R1	1,746	20,935	6,504	76,208
Class R2	4,943	59,342	12,738	149,550
Class R3	25,408	305,209	69,884	815,638
Class R4	9,049	108,702	31,088	367,043
Class R6 (formerly Class R5)	5,684	68,315	14,965	177,542
	4,288,588	$51,507,357	15,345,188	$180,898,082

Shares reacquired
Class A	(16,211,212)	$(193,892,262)	(27,822,763)	$(331,597,494)
Class C	(9,192,046)	(109,578,712)	(13,165,736)	(156,538,137)
Class I	(10,463,895)	(124,553,408)	(25,283,969)	(300,066,122)
Class R1	(12,506)	(150,989)	(31,150)	(359,703)
Class R2	(35,255)	(422,327)	(54,206)	(650,367)
Class R3	(135,393)	(1,594,253)	(233,954)	(2,811,055)
Class R4	(54,742)	(648,269)	(112,994)	(1,345,647)
Class R6 (formerly Class R5)	(115,268)	(1,370,404)	(222,051)	(2,626,115)
	(36,220,317)	$(432,210,624)	(66,926,823)	$(795,994,640)

Net change
Class A	4,563,914	$54,487,428	20,457,859	$253,017,000
Class C	2,303,916	28,052,381	16,040,807	197,668,186
Class I	13,462,551	162,521,255	4,940,860	66,333,059
Class R1	6,162	67,385	40,747	513,804
Class R2	55,204	653,621	113,352	1,314,865
Class R3	96,101	1,159,715	741,961	8,759,796
Class R4	42,581	519,183	72,294	898,054
Class R6 (formerly Class R5)	143,885	1,725,437	784,431	9,277,823
	20,674,314	$249,186,405	43,192,311	$537,782,587

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing

Notes to Financial Statements (unaudited) – continued

arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2016, the fund’s commitment fee and interest expense were $9,758 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	114,536,783	11,126,686	(14,330,617)	111,332,852
MFS Institutional Money Market Portfolio	88,669,227	416,448,864	(364,698,648)	140,419,443

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(12,966,882)	$—	$34,113,836	$1,026,488,891
MFS Institutional Money Market Portfolio	—	—	145,240	140,419,443

	$(12,966,882)	$—	$34,259,076	$1,166,908,334

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $380,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear

Notes to Financial Statements (unaudited) – continued

some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1 billion, $2.5 billion and $5 billion, which may not be changed without the Trustees’ approval (the “management fee waiver rates”). They also noted that MFS had agreed to amend its contractual advisory fee rate schedule to reflect the existing management fee waiver rates effective as of June 28, 2016. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life

Board Review of Investment Advisory Agreement – continued

Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2016

MFS® GOVERNMENT SECURITIES FUND

MFG-SEM

MFS® GOVERNMENT SECURITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares rallying to record highs during August.

Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. This environment has favored risky assets such as equities, as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have also benefited from low, and even negative, yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 17, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	50.4%
U.S. Treasury Securities	36.4%
U.S. Government Agencies	6.6%
Commercial Mortgage-Backed Securities	3.5%
Investment Grade Corporates	1.8%
Collateralized Debt Obligations	0.4%
Asset-Backed Securities	0.2%
Emerging Markets Bonds	0.2%
Non-U.S. Government Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	2.8%
AA	1.3%
A	0.8%
BBB	0.7%
BB	0.5%
B	0.2%
U.S. Government	36.3%
Federal Agencies	57.0%
Not Rated	0.1%
Cash & Cash Equivalents	0.4%
Other	(0.1)%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 8/31/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2016 through August 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/16	Ending Account Value 8/31/16	Expenses Paid During Period (p) 3/01/16-8/31/16
A	Actual	0.86%	$1,000.00	$1,017.08	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
B	Actual	1.61%	$1,000.00	$1,013.29	$8.17
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
C	Actual	1.61%	$1,000.00	$1,013.27	$8.17
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
I	Actual	0.61%	$1,000.00	$1,018.35	$3.10
	Hypothetical (h)	0.61%	$1,000.00	$1,022.13	$3.11
R1	Actual	1.62%	$1,000.00	$1,013.29	$8.22
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24
R2	Actual	1.11%	$1,000.00	$1,015.82	$5.64
	Hypothetical (h)	1.11%	$1,000.00	$1,019.61	$5.65
R3	Actual	0.86%	$1,000.00	$1,017.08	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
R4	Actual	0.62%	$1,000.00	$1,018.35	$3.15
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
R6 (formerly Class R5)	Actual	0.50%	$1,000.00	$1,018.92	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.2%
Issuer	Shares/Par	Value ($)
Agency - Other - 3.7%
Financing Corp., 10.7%, 10/06/2017	$14,360,000	$15,925,532
Financing Corp., 9.4%, 2/08/2018	11,750,000	13,183,770
Financing Corp., 9.8%, 4/06/2018	14,975,000	17,110,809
Financing Corp., 10.35%, 8/03/2018	15,165,000	17,898,188
Financing Corp., STRIPS, 0%, 11/30/2017	18,780,000	18,582,735

		$82,701,034
Asset-Backed & Securitized - 4.0%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$1,000,000	$1,053,795
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	2,631,070	2,641,732
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.978%, 12/17/2018	1,824,025	1,826,050
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	4,617,817	4,617,440
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,103,802
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,331,632
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,439,383
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,870,913
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.135%, 9/15/2039	3,814,911	3,909,227
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	4,878,716	4,909,069
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.135%, 9/15/2039	4,632,039	4,753,487
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,778,199
CWCapital Cobalt Ltd., “A4”, FRN, 5.958%, 5/15/2046	6,163,400	6,302,784
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.93%, 7/17/2023 (n)	4,369,000	4,357,766
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.108%, 8/15/2020	2,875,000	2,886,244
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.868%, 1/19/2025 (n)	4,622,359	4,597,738
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,500,000	5,910,401

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.137%, 2/15/2051	$74,056	$73,888
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.927%, 6/15/2049	8,689,643	8,828,630
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	5,336,000	5,100,952
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	6,004,487
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,306,653

		$91,604,272
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,653,706
Hyundai Capital America, 2%, 3/19/2018 (n)	3,122,000	3,138,394
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	663,712

		$6,455,812
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$4,227,760

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,751,244

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,770,332

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$3,882,677

Food & Beverages - 0.0%
Mead Johnson Nutrition Co., 3%, 11/15/2020	$17,000	$17,751

Local Authorities - 0.6%
State of California (Build America Bonds), 7.6%, 11/01/2040	$4,220,000	$6,977,137
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,750,000	3,037,100
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,772,340

		$13,786,577
Mortgage-Backed - 50.3%
Fannie Mae, 3%, 10/01/2030	$17,204,271	$18,022,650
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	19,619,337	21,064,107

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.5%, 6/01/2045 - 9/01/2045	$8,691,841	$9,159,559
Fannie Mae, 6.5%, 11/01/2016 - 10/01/2037	3,071,276	3,567,856
Fannie Mae, 5.05%, 1/01/2017 - 8/01/2019	2,802,063	2,861,516
Fannie Mae, 5.06%, 1/01/2017	1,678,061	1,676,751
Fannie Mae, 5.595%, 4/01/2017	491,436	501,343
Fannie Mae, 5.38%, 5/01/2017	1,805,206	1,820,710
Fannie Mae, 1.9%, 6/01/2017	759,791	761,418
Fannie Mae, 5.5%, 8/01/2017 - 12/01/2038	32,011,546	36,209,292
Fannie Mae, 6%, 8/01/2017 - 12/01/2037	8,237,859	9,474,388
Fannie Mae, 3.189%, 12/01/2017	2,313,638	2,344,567
Fannie Mae, 5.14%, 1/01/2018	89,295	92,532
Fannie Mae, 3.8%, 2/01/2018	1,605,304	1,645,658
Fannie Mae, 3.91%, 2/01/2018	1,598,028	1,639,283
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	142,840,561	153,380,994
Fannie Mae, 4.19%, 3/01/2018	847,981	873,627
Fannie Mae, 3.99%, 4/01/2018	1,600,000	1,651,536
Fannie Mae, 5.37%, 5/01/2018	1,806,796	1,891,580
Fannie Mae, 2.578%, 9/25/2018	8,703,322	8,843,204
Fannie Mae, 5.6%, 1/01/2019	972,346	1,049,515
Fannie Mae, 5.47%, 2/01/2019	359,141	391,142
Fannie Mae, 5.1%, 3/01/2019	363,706	394,135
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	33,995,933	37,642,120
Fannie Mae, 5.08%, 4/01/2019	738,716	799,093
Fannie Mae, 5.28%, 4/01/2019	626,447	680,182
Fannie Mae, 4.84%, 5/01/2019	630,739	678,742
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	92,707,448	101,427,578
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	1,486,631	1,612,338
Fannie Mae, 4.839%, 8/01/2019	3,409,632	3,699,328
Fannie Mae, 4.67%, 9/01/2019	1,152,016	1,246,872
Fannie Mae, 4.94%, 9/01/2019	395,318	430,442
Fannie Mae, 4.88%, 3/01/2020	528,066	559,868
Fannie Mae, 4.14%, 8/01/2020	1,345,962	1,465,621
Fannie Mae, 5.19%, 9/01/2020	1,698,710	1,845,419
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,832,338
Fannie Mae, 2.41%, 5/01/2023	1,537,411	1,589,735
Fannie Mae, 2.55%, 5/01/2023	1,325,858	1,381,839
Fannie Mae, 2.59%, 5/01/2023	840,112	877,634
Fannie Mae, 3.78%, 10/01/2023	923,296	1,023,097
Fannie Mae, 4.5%, 5/01/2025	438,792	466,377
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	56,505,218	59,238,315
Fannie Mae, 3.5%, 1/01/2042 - 10/01/2045	23,574,341	24,933,272
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	10,092,133	10,671,390
Fannie Mae, FRN, 0.874%, 5/25/2018	4,224,143	4,222,223

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 3%, 10/01/2046	$31,256,000	$32,369,493
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	16,670,124	17,827,789
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	6,351,488	7,235,607
Freddie Mac, 3.154%, 2/25/2018	4,956,081	5,066,040
Freddie Mac, 2.412%, 8/25/2018	7,199,047	7,332,788
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	12,793,801	14,171,569
Freddie Mac, 2.303%, 9/25/2018	2,438,882	2,483,234
Freddie Mac, 2.323%, 10/25/2018	4,783,000	4,873,913
Freddie Mac, 2.13%, 1/25/2019	10,399,678	10,572,031
Freddie Mac, 5.085%, 3/25/2019	6,865,000	7,441,915
Freddie Mac, 1.883%, 5/25/2019	1,100,000	1,115,115
Freddie Mac, 2.456%, 8/25/2019	4,923,000	5,062,965
Freddie Mac, 4.186%, 8/25/2019	2,800,000	3,004,770
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,365,205
Freddie Mac, 2.313%, 3/25/2020	6,978,000	7,188,161
Freddie Mac, 4.224%, 3/25/2020	4,281,146	4,648,735
Freddie Mac, 3.808%, 8/25/2020	2,877,000	3,107,642
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,725,411
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,974,910
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	8,412,328	9,483,746
Freddie Mac, 2.791%, 1/25/2022	6,917,000	7,301,111
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,988,095
Freddie Mac, 2.682%, 10/25/2022	2,394,000	2,522,419
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	16,705,489	18,281,104
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,929,039
Freddie Mac, 3.32%, 2/25/2023	4,605,000	5,030,113
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,787,518
Freddie Mac, 3.3%, 4/25/2023	4,629,861	5,055,592
Freddie Mac, 3.06%, 7/25/2023	2,074,000	2,235,622
Freddie Mac, 3.458%, 8/25/2023	4,600,000	5,074,324
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,349,199
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,561,174
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,941,825
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	20,298,313	21,708,735
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,854,251
Freddie Mac, 2.745%, 1/25/2026	8,567,000	9,045,541
Freddie Mac, 2.673%, 3/25/2026	7,802,000	8,186,561
Freddie Mac, 3%, 11/01/2030 - 8/01/2045	52,128,776	54,595,992
Freddie Mac, 6.5%, 5/01/2037	747,224	862,657
Freddie Mac, 3.5%, 12/01/2041 - 4/01/2046	97,677,223	103,148,638
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	6,715,697	7,614,357
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	17,005,472	18,782,110
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	3,521,128	3,783,720

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2045	$93,731,674	$99,693,163
Ginnie Mae, 3%, 7/20/2043	10,090,464	10,600,002
Ginnie Mae, 5.612%, 4/20/2058	62,276	62,542
Ginnie Mae, 6.286%, 4/20/2058	168,348	180,470

		$1,136,868,099
Other Banks & Diversified Financials - 0.2%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,405,013

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,652,556

Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,748,203

U.S. Government Agencies and Equivalents - 2.8%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,230,879
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,368,090
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,307,639
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,682,448
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	7,009,004
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,735,490
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,225,296
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,417,231
Small Business Administration, 6.35%, 4/01/2021	191,271	205,296
Small Business Administration, 6.34%, 5/01/2021	199,360	214,021
Small Business Administration, 6.44%, 6/01/2021	184,970	197,821
Small Business Administration, 6.625%, 7/01/2021	194,430	209,237
Small Business Administration, 6.07%, 3/01/2022	210,387	225,909
Small Business Administration, 4.98%, 11/01/2023	359,491	390,712
Small Business Administration, 4.89%, 12/01/2023	764,420	818,601
Small Business Administration, 4.77%, 4/01/2024	855,350	911,520
Small Business Administration, 5.52%, 6/01/2024	442,865	484,129
Small Business Administration, 4.99%, 9/01/2024	659,755	710,983
Small Business Administration, 4.86%, 10/01/2024	480,038	511,969
Small Business Administration, 4.86%, 1/01/2025	844,846	899,464
Small Business Administration, 5.11%, 4/01/2025	734,005	793,682
Small Business Administration, 2.21%, 2/01/2033	2,480,872	2,502,862
Small Business Administration, 2.22%, 3/01/2033	4,367,241	4,431,005
Small Business Administration, 3.15%, 7/01/2033	4,137,456	4,366,179
Small Business Administration, 3.16%, 8/01/2033	1,552,641	1,639,131
Small Business Administration, 3.62%, 9/01/2033	1,582,084	1,719,338
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,301,087

		$64,509,023

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 36.1%
U.S. Treasury Bonds, 7.5%, 11/15/2016	$3,421,000	$3,470,906
U.S. Treasury Bonds, 6.25%, 8/15/2023	1,445,000	1,911,747
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	8,273,521
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,454,907
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,413,713
U.S. Treasury Bonds, 4.375%, 2/15/2038	9,535,000	13,533,741
U.S. Treasury Bonds, 4.5%, 8/15/2039	46,334,300	66,867,994
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	33,922,807
U.S. Treasury Bonds, 2.875%, 5/15/2043	25,515,000	28,991,419
U.S. Treasury Bonds, 2.5%, 2/15/2045	56,172,000	59,322,912
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	28,029,770	28,153,885
U.S. Treasury Notes, 0.875%, 12/31/2016	101,987,000	102,152,627
U.S. Treasury Notes, 4.75%, 8/15/2017	11,447,000	11,888,808
U.S. Treasury Notes, 2.625%, 4/30/2018	26,085,000	26,878,767
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	20,372,162
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	97,837,238
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	34,111,273
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,913,286
U.S. Treasury Notes, 3.125%, 5/15/2021 (f)	63,935,000	69,566,778
U.S. Treasury Notes, 1.75%, 5/15/2022	49,023,000	50,217,936
U.S. Treasury Notes, 2.5%, 8/15/2023	80,859,000	86,601,283
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,767,578
U.S. Treasury Notes, 2.5%, 5/15/2024	30,836,000	33,131,833
U.S. Treasury Notes, 2%, 8/15/2025	18,636,000	19,318,842

		$817,075,963
Utilities - Electric Power - 0.1%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$3,358,000	$3,384,706
Total Bonds (Identified Cost, $2,158,195,761)		$2,241,841,022

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.38% (v) (Identified Cost, $40,677,001)	40,677,001	$40,677,001
Total Investments (Identified Cost, $2,198,872,762)		$2,282,518,023

Other Assets, Less Liabilities - (1.0)%		(22,393,597)
Net Assets - 100.0%		$2,260,124,426

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,162,623, representing 0.8% of net assets.

11

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 8/31/16

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,555,625	December - 2016	$(6,266)

At August 31, 2016, the fund had liquid securities with an aggregate value of $60,933 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,158,195,761)	$2,241,841,022
Underlying affiliated funds, at value (identified cost, $40,677,001)	40,677,001
Total investments, at value (identified cost, $2,198,872,762)	$2,282,518,023
Receivables for
Daily variation margin on open futures contracts	940
Investments sold	4,036,182
Fund shares sold	3,012,964
Interest	8,313,751
Other assets	2,523
Total assets	$2,297,884,383
Liabilities
Payables for
Distributions	$497,989
TBA purchase commitments	32,387,869
Fund shares reacquired	4,014,212
Payable to affiliates
Investment adviser	62,723
Shareholder servicing costs	606,574
Distribution and service fees	17,195
Payable for independent Trustees’ compensation	36,989
Accrued expenses and other liabilities	136,406
Total liabilities	$37,759,957
Net assets	$2,260,124,426
Net assets consist of
Paid-in capital	$2,226,878,279
Unrealized appreciation (depreciation) on investments	83,638,995
Accumulated net realized gain (loss) on investments	(53,520,340)
Undistributed net investment income	3,127,492
Net assets	$2,260,124,426
Shares of beneficial interest outstanding	221,014,377

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$750,206,245	73,325,500	$10.23
Class B	22,706,591	2,222,175	10.22
Class C	50,094,001	4,887,978	10.25
Class I	50,279,823	4,918,335	10.22
Class R1	3,989,477	390,368	10.22
Class R2	119,698,864	11,712,124	10.22
Class R3	110,642,265	10,818,291	10.23
Class R4	68,585,721	6,703,452	10.23
Class R6 (formerly Class R5)	1,083,921,439	106,036,154	10.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.68 [100 / 95.75 x $10.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$36,202,901
Dividends from underlying affiliated funds	135,712
Total investment income	$36,338,613
Expenses
Management fee	$4,493,424
Distribution and service fees	1,764,156
Shareholder servicing costs	1,356,744
Administrative services fee	181,639
Independent Trustees’ compensation	26,913
Custodian fee	107,833
Shareholder communications	74,416
Audit and tax fees	30,452
Legal fees	9,892
Miscellaneous	117,173
Total expenses	$8,162,642
Fees paid indirectly	(255)
Reduction of expenses by investment adviser and distributor	(93,512)
Net expenses	$8,068,875
Net investment income	$28,269,738
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$452,719
Futures contracts	192,381
Net realized gain (loss) on investments	$645,100
Change in unrealized appreciation (depreciation)
Investments	$11,018,548
Futures contracts	7,787
Net unrealized gain (loss) on investments	$11,026,335
Net realized and unrealized gain (loss) on investments	$11,671,435
Change in net assets from operations	$39,941,173

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/16 (unaudited)	Year ended 2/29/16
From operations
Net investment income	$28,269,738	$40,790,397
Net realized gain (loss) on investments	645,100	(3,250,827)
Net unrealized gain (loss) on investments	11,026,335	672,718
Change in net assets from operations	$39,941,173	$38,212,288
Distributions declared to shareholders
From net investment income	$(26,304,497)	$(45,906,618)
Change in net assets from fund share transactions	$69,571,912	$27,707,069
Total change in net assets	$83,208,588	$20,012,739
Net assets
At beginning of period	2,176,915,838	2,156,903,099
At end of period (including undistributed net investment income of $3,127,492 and $1,162,251, respectively)	$2,260,124,426	$2,176,915,838

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.17		$10.20	$10.05	$10.41	$10.54	$10.13
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.18	$0.16	$0.18	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.20	(0.29)	(0.02)	0.46
Total from investment operations	$0.17		$0.17	$0.36	$(0.11)	$0.18	$0.71
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.21)	$(0.22)	$(0.26)	$(0.30)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.11)		$(0.20)	$(0.21)	$(0.25)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$10.23		$10.17	$10.20	$10.05	$10.41	$10.54
Total return (%) (r)(s)(t)(x)	1.71	(n)	1.69	3.59	(1.00)	1.74	7.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.88	0.88	0.87	0.86
Expenses after expense reductions (f)	0.86	(a)	0.87	0.87	0.87	0.87	0.86
Net investment income	2.37	(a)	1.74	1.58	1.76	1.88	2.39
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$750,206		$719,585	$692,680	$698,251	$847,276	$981,980

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.16		$10.19	$10.04	$10.39	$10.53	$10.11
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.08	$0.10	$0.12	$0.17
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.20	(0.27)	(0.03)	0.47
Total from investment operations	$0.13		$0.09	$0.28	$(0.17)	$0.09	$0.64
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.13)	$(0.15)	$(0.18)	$(0.22)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.12)	$(0.13)	$(0.18)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$10.22		$10.16	$10.19	$10.04	$10.39	$10.53
Total return (%) (r)(s)(t)(x)	1.33	(n)	0.93	2.82	(1.65)	0.88	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	1.63	1.62	1.61
Expenses after expense reductions (f)	1.61	(a)	1.62	1.62	1.63	1.62	1.61
Net investment income	1.63	(a)	0.99	0.83	1.00	1.13	1.66
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$22,707		$22,289	$23,857	$28,208	$44,012	$46,645

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.19		$10.22	$10.07	$10.43	$10.57	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.08	$0.10	$0.12	$0.17
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.20	(0.28)	(0.02)	0.47
Total from investment operations	$0.13		$0.09	$0.28	$(0.18)	$0.10	$0.64
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.13)	$(0.15)	$(0.19)	$(0.22)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.12)	$(0.13)	$(0.18)	$(0.24)	$(0.22)
Net asset value, end of period (x)	$10.25		$10.19	$10.22	$10.07	$10.43	$10.57
Total return (%) (r)(s)(t)(x)	1.33	(n)	0.93	2.81	(1.73)	0.88	6.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	1.63	1.62	1.61
Expenses after expense reductions (f)	1.61	(a)	1.62	1.62	1.63	1.62	1.61
Net investment income	1.62	(a)	0.98	0.82	0.99	1.13	1.64
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$50,094		$49,104	$51,361	$58,229	$101,229	$112,961

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.16		$10.20	$10.05	$10.41	$10.54	$10.12
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.20	$0.18	$0.20	$0.25	$0.27
Net realized and unrealized gain (loss) on investments	0.06		(0.02)	0.20	(0.28)	(0.04)	0.47
Total from investment operations	$0.19		$0.18	$0.38	$(0.08)	$0.21	$0.74
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.22)	$(0.23)	$(0.25)	$(0.29)	$(0.32)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.13)		$(0.22)	$(0.23)	$(0.28)	$(0.34)	$(0.32)
Net asset value, end of period (x)	$10.22		$10.16	$10.20	$10.05	$10.41	$10.54
Total return (%) (r)(s)(x)	1.84	(n)	1.85	3.85	(0.75)	1.99	7.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.63	0.63	0.63	0.59	0.61
Expenses after expense reductions (f)	0.61	(a)	0.62	0.63	0.63	0.59	0.60
Net investment income	2.61	(a)	1.98	1.80	1.98	2.33	2.64
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$50,280		$42,563	$22,984	$20,974	$40,628	$562,634

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.16		$10.19	$10.04	$10.40	$10.53	$10.11
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.10	$0.08	$0.10	$0.12	$0.17
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.20	(0.28)	(0.02)	0.47
Total from investment operations	$0.13		$0.09	$0.28	$(0.18)	$0.10	$0.64
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.13)	$(0.15)	$(0.18)	$(0.22)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.07)		$(0.12)	$(0.13)	$(0.18)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$10.22		$10.16	$10.19	$10.04	$10.40	$10.53
Total return (%) (r)(s)(x)	1.33	(n)	0.93	2.82	(1.74)	0.98	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.63	1.63	1.62	1.61
Expenses after expense reductions (f)	1.62	(a)	1.62	1.63	1.63	1.62	1.61
Net investment income	1.62	(a)	0.99	0.82	1.00	1.14	1.64
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$3,989		$4,671	$5,128	$5,345	$6,647	$7,902

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.16		$10.19	$10.04	$10.40	$10.53	$10.11
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.15	$0.13	$0.15	$0.17	$0.22
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.20	(0.28)	(0.01)	0.47
Total from investment operations	$0.16		$0.14	$0.33	$(0.13)	$0.16	$0.69
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.17)	$(0.18)	$(0.20)	$(0.24)	$(0.27)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.10)		$(0.17)	$(0.18)	$(0.23)	$(0.29)	$(0.27)
Net asset value, end of period (x)	$10.22		$10.16	$10.19	$10.04	$10.40	$10.53
Total return (%) (r)(s)(x)	1.58	(n)	1.44	3.33	(1.25)	1.48	6.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.13	1.13	1.13	1.12	1.11
Expenses after expense reductions (f)	1.11	(a)	1.12	1.13	1.13	1.12	1.11
Net investment income	2.12	(a)	1.49	1.33	1.51	1.63	2.13
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$119,699		$122,117	$139,048	$142,396	$165,865	$168,809

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.17		$10.20	$10.05	$10.40	$10.54	$10.12
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.18	$0.16	$0.18	$0.20	$0.25
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	0.20	(0.28)	(0.03)	0.46
Total from investment operations	$0.17		$0.17	$0.36	$(0.10)	$0.17	$0.71
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.21)	$(0.22)	$(0.26)	$(0.29)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.11)		$(0.20)	$(0.21)	$(0.25)	$(0.31)	$(0.29)
Net asset value, end of period (x)	$10.23		$10.17	$10.20	$10.05	$10.40	$10.54
Total return (%) (r)(s)(x)	1.71	(n)	1.69	3.59	(0.90)	1.64	7.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.88	0.88	0.87	0.86
Expenses after expense reductions (f)	0.86	(a)	0.87	0.88	0.87	0.87	0.86
Net investment income	2.37	(a)	1.74	1.57	1.76	1.88	2.36
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$110,642		$109,531	$105,929	$98,701	$104,515	$107,150

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.17		$10.21	$10.06	$10.41	$10.55	$10.13
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.20	$0.18	$0.20	$0.22	$0.27
Net realized and unrealized gain (loss) on investments	0.06		(0.02)	0.20	(0.27)	(0.02)	0.47
Total from investment operations	$0.19		$0.18	$0.38	$(0.07)	$0.20	$0.74
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.22)	$(0.23)	$(0.25)	$(0.29)	$(0.32)
From net realized gain on investments	—		—	—	(0.03)	(0.05)	—
Total distributions declared to shareholders	$(0.13)		$(0.22)	$(0.23)	$(0.28)	$(0.34)	$(0.32)
Net asset value, end of period (x)	$10.23		$10.17	$10.21	$10.06	$10.41	$10.55
Total return (%) (r)(s)(x)	1.83	(n)	1.85	3.84	(0.65)	1.89	7.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.63	0.63	0.63	0.62	0.60
Expenses after expense reductions (f)	0.62	(a)	0.62	0.63	0.62	0.62	0.60
Net investment income	2.62	(a)	1.99	1.82	2.01	2.10	2.61
Portfolio turnover	14	(n)	88	67	112	81	49
Net assets at end of period (000 omitted)	$68,586		$86,552	$77,065	$70,549	$70,662	$51,626

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R6 (formerly Class R5)			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$10.16		$10.20	$10.05	$10.40	$10.53
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.21	$0.20	$0.21	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.01)	0.19	(0.27)	(0.06)
Total from investment operations	$0.19		$0.20	$0.39	$(0.06)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)	$(0.24)	$(0.26)	$(0.20)
From net realized gain on investments	—		—	—	(0.03)	—
Total distributions declared to shareholders	$(0.13)		$(0.24)	$(0.24)	$(0.29)	$(0.20)
Net asset value, end of period (x)	$10.22		$10.16	$10.20	$10.05	$10.40
Total return (%) (r)(s)(x)	1.89	(n)	1.96	3.96	(0.54)	0.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.52	0.51	0.54	(a)
Expenses after expense reductions (f)	0.50	(a)	0.51	0.51	0.51	0.54	(a)
Net investment income	2.73	(a)	2.10	1.94	2.13	1.81	(a)
Portfolio turnover	14	(n)	88	67	112	81
Net assets at end of period (000 omitted)	$1,083,921		$1,020,504	$1,038,851	$943,761	$721,119

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading

26

Notes to Financial Statements (unaudited) – continued

characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

27

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$964,286,020	$—	$964,286,020
Non-U.S. Sovereign Debt	—	3,748,203	—	3,748,203
U.S. Corporate Bonds	—	37,127,309	—	37,127,309
Residential Mortgage-Backed Securities	—	1,136,868,099	—	1,136,868,099
Commercial Mortgage-Backed Securities	—	77,936,474	—	77,936,474
Asset-Backed Securities (including CDOs)	—	13,667,798	—	13,667,798
Foreign Bonds	—	8,207,119	—	8,207,119
Mutual Funds	40,677,001	—	—	40,677,001
Total Investments	$40,677,001	$2,241,841,022	$—	$2,282,518,023

Other Financial Instruments
Futures Contracts	$(6,266)	$—	$—	$(6,266)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

28

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(6,266)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts isseparately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$192,381

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$7,787

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as

29

Notes to Financial Statements (unaudited) – continued

collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on

30

Notes to Financial Statements (unaudited) – continued

the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the

31

Notes to Financial Statements (unaudited) – continued

non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/16
Ordinary income (including any short-term capital gains)	$45,906,618

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/16
Cost of investments	$2,193,378,006
Gross appreciation	91,184,423
Gross depreciation	(2,044,406)
Net unrealized appreciation (depreciation)	$89,140,017

As of 2/29/16
Undistributed ordinary income	5,089,432
Capital loss carryforwards	(19,372,507)
Other temporary differences	(5,856,343)
Net unrealized appreciation (depreciation)	39,748,889

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 29, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	(226,238)
Long-Term	(19,146,269)
Total	(19,372,507)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

33

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/16	Year ended 2/29/16
Class A	$8,224,095	$13,719,601
Class B	167,120	271,116
Class C	363,770	596,650
Class I	579,296	525,580
Class R1	32,703	59,694
Class R2	1,184,980	2,239,663
Class R3	1,239,711	2,122,503
Class R4	949,925	1,859,359
Class R6 (formerly Class R5)	13,562,897	24,512,452
Total	$26,304,497	$45,906,618

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. At the commencement of the period, the management fee was computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. Effective August 1, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.40%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2016, this management fee reduction amounted to $76,502, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2016 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $54,760 for the six months ended August 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$932,935
Class B	0.75%	0.25%	1.00%	1.00%	114,847
Class C	0.75%	0.25%	1.00%	1.00%	249,949
Class R1	0.75%	0.25%	1.00%	1.00%	22,546
Class R2	0.25%	0.25%	0.50%	0.50%	303,192
Class R3	—	0.25%	0.25%	0.25%	140,687
Total Distribution and Service Fees					$1,764,156

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2016, this rebate amounted to $16,803, $186, and $21 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2016, were as follows:

Amount
Class A	$2,935
Class B	16,397
Class C	2,649

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2016, the fee was $151,585, which equated to 0.0135% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $730,182.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of

35

Notes to Financial Statements (unaudited) – continued

each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2016, these costs for the fund amounted to $474,977 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2016 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,009 and the Retirement Deferral plan resulted in an expense of $634. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $36,841 at August 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2016, the fee paid by the fund under this agreement was $2,214 and is included in “Miscellaneous” expense in the

36

Notes to Financial Statements (unaudited) – continued

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 14 shares of Class R3, 11 shares of Class R4, and 10,316 shares of Class R5, for an aggregate amount of $104,031. On March 16, 2016, MFS purchased 20,790 shares of Class I for an aggregate amount of $210,185.

(4) Portfolio Securities

For the six months ended August 31, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$466,618,863	$278,103,771
Investments (non-U.S. Government securities)	$24,984,311	$17,990,516

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/16		Year ended 2/29/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,494,104	$106,986,520	18,960,613	$191,630,151
Class B	292,186	2,973,047	456,943	4,612,496
Class C	739,192	7,550,491	1,468,425	14,872,129
Class I	2,243,537	22,891,773	3,215,897	32,534,100
Class R1	42,343	431,561	77,244	778,024
Class R2	1,134,489	11,568,571	1,912,876	19,318,511
Class R3	1,696,396	17,280,981	3,141,005	31,752,808
Class R4	2,037,259	20,831,567	3,933,426	39,718,005
Class R6 (formerly Class R5)	5,415,677	55,174,704	5,533,675	55,981,186
	24,095,183	$245,689,215	38,700,104	$391,197,410

Shares issued to shareholders in reinvestment of distributions
Class A	598,280	$6,110,040	978,978	$9,892,849
Class B	15,871	161,928	25,754	259,933
Class C	29,753	304,475	45,847	464,084
Class I	44,627	455,548	34,989	353,777
Class R1	3,188	32,526	5,907	59,624
Class R2	108,652	1,108,448	208,950	2,109,361
Class R3	121,241	1,238,060	209,982	2,121,368
Class R4	59,884	611,196	132,443	1,338,609
Class R6 (formerly Class R5)	1,324,222	13,511,937	2,423,773	24,471,001
	2,305,718	$23,534,158	4,066,623	$41,070,606

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/16		Year ended 2/29/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,523,302)	$(87,019,615)	(17,060,665)	$(172,311,769)
Class B	(280,307)	(2,853,359)	(629,081)	(6,340,343)
Class C	(700,875)	(7,158,688)	(1,718,022)	(17,377,821)
Class I	(1,558,086)	(15,923,156)	(1,315,942)	(13,316,786)
Class R1	(114,953)	(1,173,506)	(126,409)	(1,274,534)
Class R2	(1,551,609)	(15,817,831)	(3,741,521)	(37,748,547)
Class R3	(1,773,312)	(18,086,465)	(2,960,505)	(29,886,977)
Class R4	(3,903,195)	(39,978,622)	(3,106,733)	(31,329,287)
Class R6 (formerly Class R5)	(1,137,591)	(11,640,219)	(9,410,858)	(94,974,883)
	(19,543,230)	$(199,651,461)	(40,069,736)	$(404,560,947)

Net change
Class A	2,569,082	$26,076,945	2,878,926	$29,211,231
Class B	27,750	281,616	(146,384)	(1,467,914)
Class C	68,070	696,278	(203,750)	(2,041,608)
Class I	730,078	7,424,165	1,934,944	19,571,091
Class R1	(69,422)	(709,419)	(43,258)	(436,886)
Class R2	(308,468)	(3,140,812)	(1,619,695)	(16,320,675)
Class R3	44,325	432,576	390,482	3,987,199
Class R4	(1,806,052)	(18,535,859)	959,136	9,727,327
Class R6 (formerly Class R5)	5,602,308	57,046,422	(1,453,410)	(14,522,696)
	6,857,671	$69,571,912	2,696,991	$27,707,069

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 28%, 14%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing

38

Notes to Financial Statements (unaudited) – continued

arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2016, the fund’s commitment fee and interest expense were $6,645 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	163,241,753	232,989,191	(355,553,943)	40,677,001

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$135,712	$40,677,001

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

40

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to amend its contractual advisory fee rate schedule to include a contractual breakpoint that reduces the Fund’s advisory fee rate on the Fund’s average daily net assets over $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

42

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

44

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

45

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2016

MFS® NEW DISCOVERY VALUE FUND

NDV-SEM

MFS® NEW DISCOVERY VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite the unexpected vote by the United Kingdom to leave the European Union, most markets proved resilient, with U.S. shares rallying to record highs during August.

Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. This environment has favored risky assets such as equities, as investors are forced to accept greater risks in search of acceptable returns in a low-return environment. U.S. investment-grade and high-yield bonds have also benefited from low, and even negative, yields overseas.

China remains a source of concern for investors, as overcapacity in its manufacturing sector inhibits the government’s attempt to change its domestic economy from one driven by exports to a consumer-driven model. Despite the slow-growth environment, emerging market equities have held up well, withstanding geopolitical shocks like an attempted coup in Turkey and impeachment proceedings against Brazil’s president. The U.S. Federal Reserve’s go-slow approach to rate hikes has also helped.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 17, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Select Income, REIT	1.9%
Allied World Assurance Co.	1.8%
Corporate Office Properties Trust, REIT	1.7%
Wintrust Financial Corp.	1.7%
Huntington Bancshares, Inc.	1.6%
El Paso Electric Co.	1.6%
Plexus Corp.	1.6%
Medical Properties Trust, Inc., REIT	1.6%
Knight Transportation, Inc.	1.5%
Portland General Electric Co.	1.4%

Equity sectors
Financial Services	37.6%
Industrial Goods & Services	9.1%
Technology	7.3%
Special Products & Services	6.4%
Utilities & Communications	6.2%
Autos & Housing	6.0%
Basic Materials	5.7%
Health Care	5.6%
Retailing	3.8%
Transportation	3.7%
Energy	3.7%
Leisure	2.0%
Consumer Staples	1.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 8/31/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2016 through August 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/16	Ending Account Value 8/31/16	Expenses Paid During Period (p) 3/01/16-8/31/16
A	Actual	1.39%	$1,000.00	$1,192.38	$7.68
	Hypothetical (h)	1.39%	$1,000.00	$1,018.20	$7.07
B	Actual	2.14%	$1,000.00	$1,187.56	$11.80
	Hypothetical (h)	2.14%	$1,000.00	$1,014.42	$10.87
C	Actual	2.14%	$1,000.00	$1,187.50	$11.80
	Hypothetical (h)	2.14%	$1,000.00	$1,014.42	$10.87
I	Actual	1.14%	$1,000.00	$1,193.54	$6.30
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R1	Actual	2.14%	$1,000.00	$1,187.56	$11.80
	Hypothetical (h)	2.14%	$1,000.00	$1,014.42	$10.87
R2	Actual	1.64%	$1,000.00	$1,190.63	$9.06
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
R3	Actual	1.39%	$1,000.00	$1,191.88	$7.68
	Hypothetical (h)	1.39%	$1,000.00	$1,018.20	$7.07
R4	Actual	1.14%	$1,000.00	$1,193.12	$6.30
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R6 (formerly Class R5)	Actual	1.06%	$1,000.00	$1,193.60	$5.86
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.31%, $7.24, and $6.67 for Class A, 2.06%, $11.36, and $10.46 for Class B, 2.05%, $11.30, and $10.41 for Class C, 1.06%, $5.86, and $5.40 for Class I, 2.05%, $11.30, and $10.41 for Class R1, 1.55%, $8.56, and $7.88 for Class R2, 1.31%, $7.24, and $6.67 for Class R3, 1.06%, $5.86, and $5.40 for Class R4, and 0.98%, $5.42, and $4.99 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Leidos Holdings, Inc.	80,551	$3,263,122
ManTech International Corp., “A”	128,928	5,162,277

		$8,425,399
Automotive - 0.4%
Fenix Parts, Inc. (a)	443,708	$2,156,421

Brokerage & Asset Managers - 1.7%
NASDAQ, Inc.	58,090	$4,136,589
Raymond James Financial, Inc.	86,763	5,047,004

		$9,183,593
Business Services - 5.0%
Forrester Research, Inc.	95,434	$3,910,885
PRA Group, Inc. (a)	144,535	4,622,229
RE/MAX Holdings, Inc., “A”	104,636	4,357,043
Resources Connection, Inc.	303,023	4,572,617
Travelport Worldwide Ltd.	434,125	5,960,536
Univar, Inc. (a)	200,751	4,153,538

		$27,576,848
Chemicals - 0.6%
Ingevity Corp. (a)	68,128	$3,023,521

Computer Software - 0.3%
Rovi Corp. (a)	73,938	$1,513,511

Computer Software - Systems - 2.8%
Model N, Inc. (a)	283,497	$3,039,088
NICE Systems Ltd., ADR	102,962	7,045,690
Verint Systems, Inc. (a)	151,239	5,160,275

		$15,245,053
Construction - 5.6%
Armstrong World Industries, Inc. (a)	97,885	$4,255,061
GMS, Inc. (a)	128,868	3,153,400
Owens Corning	123,208	6,766,583
Siteone Landscape Supply, Inc. (a)	128,999	4,932,922
Toll Brothers, Inc. (a)	211,235	6,567,296
TopBuild Corp. (a)	149,029	5,084,869

		$30,760,131

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.1%
Sensient Technologies Corp.	81,728	$5,984,941

Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	65,084	$2,428,284

Containers - 2.8%
Berry Plastics Group, Inc. (a)	116,563	$5,290,795
Graphic Packaging Holding Co.	428,578	6,145,809
Multi Packaging Solutions International Ltd. (a)	294,271	4,125,679

		$15,562,283
Electrical Equipment - 3.3%
Advanced Drainage Systems, Inc.	103,683	$2,398,188
MSC Industrial Direct Co., Inc., “A”	92,161	6,731,439
TriMas Corp. (a)	236,015	4,526,768
WESCO International, Inc. (a)	71,719	4,458,053

		$18,114,448
Electronics - 2.9%
OSI Systems, Inc. (a)	62,809	$4,211,972
Plexus Corp. (a)	190,254	8,780,222
Ultratech, Inc. (a)	123,702	3,093,787

		$16,085,981
Energy - Independent - 1.8%
Cabot Oil & Gas Corp.	122,878	$3,026,485
Energen Corp.	116,669	6,708,468

		$9,734,953
Entertainment - 1.5%
International Speedway Corp.	116,692	$3,884,677
Parques Reunidos Servicios Centrales S.A.U. (a)	291,613	4,065,997

		$7,950,674
Food & Drug Stores - 1.0%
United Natural Foods, Inc. (a)	117,805	$5,371,908

Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	60,172	$3,237,855

Insurance - 7.7%
Allied World Assurance Co.	247,058	$10,020,672
Aspen Insurance Holdings Ltd.	117,367	5,394,187
Everest Re Group Ltd.	30,525	5,902,925

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	62,197	$4,863,805
Safety Insurance Group, Inc.	94,983	6,311,620
Stewart Information Services Corp.	58,632	2,684,173
Third Point Reinsurance Ltd. (a)	290,487	3,782,141
Validus Holdings Ltd.	57,778	2,934,545

		$41,894,068
Leisure & Toys - 0.6%
Brunswick Corp.	69,182	$3,181,680

Machinery & Tools - 4.2%
Allison Transmission Holdings, Inc.	238,425	$6,613,910
Columbus McKinnon Corp.	144,708	2,541,072
Herman Miller, Inc.	105,857	3,818,262
Regal Beloit Corp.	88,902	5,452,360
SPX FLOW, Inc. (a)	154,742	4,550,962

		$22,976,566
Major Banks - 1.7%
Huntington Bancshares, Inc.	900,716	$9,016,167

Medical & Health Technology & Services - 3.4%
Community Health Systems, Inc. (a)	145,133	$1,550,020
HMS Holdings Corp. (a)	186,596	4,069,659
LifePoint Hospitals, Inc. (a)	118,299	6,695,723
MEDNAX, Inc. (a)	92,458	6,080,963

		$18,396,365
Medical Equipment - 1.7%
Steris PLC	81,575	$5,765,721
VWR Corp. (a)	122,113	3,408,174

		$9,173,895
Natural Gas - Pipeline - 1.9%
Boardwalk Pipeline Partners LP	425,072	$6,898,919
Columbia Pipeline Partners LP	263,959	3,581,924

		$10,480,843
Network & Telecom - 1.3%
Ixia (a)	603,406	$6,957,271

Oil Services - 1.9%
Forum Energy Technologies, Inc. (a)	258,620	$4,543,953
Frank’s International N.V. (l)	292,460	3,360,365

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - continued
Tesco Corp.	351,035	$2,390,548

		$10,294,866
Other Banks & Diversified Financials - 16.7%
Air Lease Corp.	158,993	$4,671,214
Berkshire Hills Bancorp, Inc.	216,657	6,042,564
Brookline Bancorp, Inc.	601,528	7,182,244
East West Bancorp, Inc.	167,515	6,221,507
Encore Capital Group, Inc. (a)(l)	171,796	3,703,922
First Interstate BancSystem, Inc.	253,192	7,783,122
Glacier Bancorp, Inc.	195,895	5,865,096
Lakeland Financial Corp.	172,554	6,184,335
Sandy Spring Bancorp, Inc.	209,872	6,617,264
Santander Consumer USA Holdings, Inc. (a)	326,332	4,105,257
TCF Financial Corp.	495,833	7,263,953
Texas Capital Bancshares, Inc. (a)	135,731	7,128,592
UMB Financial Corp.	73,428	4,464,422
Valley National Bancorp	522,691	5,043,968
Wintrust Financial Corp.	163,697	9,098,279

		$91,375,739
Real Estate - 9.9%
Annaly Mortgage Management, Inc., REIT	196,761	$2,107,310
Corporate Office Properties Trust, REIT	334,509	9,540,197
EPR Properties, REIT	85,608	6,704,819
Gramercy Property Trust, Inc., REIT	296,310	2,868,281
Medical Properties Trust, Inc., REIT	563,532	8,605,134
Select Income, REIT	382,114	10,427,891
STAG Industrial, Inc., REIT	283,026	7,027,536
Store Capital Corp., REIT	228,352	6,766,070

		$54,047,238
Special Products & Services - 0.9%
Gores Holdings, Inc. (a)	435,790	$4,789,332

Specialty Chemicals - 2.3%
A. Schulman, Inc.	125,783	$3,207,467
Ferro Corp. (a)	436,105	5,817,641
Ferroglobe PLC	451,050	3,721,163

		$12,746,271
Specialty Stores - 2.8%
Citi Trends, Inc.	241,296	$4,717,337
Tuesday Morning Corp. (a)	490,178	3,269,487

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Urban Outfitters, Inc. (a)	121,828	$4,367,534
Zumiez, Inc. (a)	185,562	3,098,885

		$15,453,243
Trucking - 3.7%
Knight Transportation, Inc.	301,548	$8,473,499
Marten Transport Ltd.	323,751	6,983,309
Swift Transportation Co. (a)	257,192	4,786,343

		$20,243,151
Utilities - Electric Power - 4.2%
El Paso Electric Co.	196,944	$8,998,371
PNM Resources, Inc.	198,676	6,315,910
Portland General Electric Co.	186,468	7,852,167

		$23,166,448
Total Common Stocks (Identified Cost, $462,501,208)		$536,548,947

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.38% (v) (Identified Cost, $4,567,578)	4,567,578	$4,567,578

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.43%, at Cost and Net Asset Value (j)	2,147,393	$2,147,393
Total Investments (Identified Cost, $469,216,179)		$543,263,918

Other Assets, Less Liabilities - 0.6%		3,416,858
Net Assets - 100.0%		$546,680,776

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $464,648,601)	$538,696,340
Underlying affiliated funds, at value (identified cost, $4,567,578)	4,567,578
Total investments, at value, including $2,072,777 of securities on loan (identified cost, $469,216,179)	$543,263,918
Cash	13,314
Receivables for
Investments sold	4,590,036
Fund shares sold	3,929,830
Interest and dividends	422,437
Receivable from investment adviser	35,924
Other assets	50,700
Total assets	$552,306,159
Liabilities
Payables for
Investments purchased	$1,103,055
Fund shares reacquired	2,101,567
Collateral for securities loaned, at value	2,147,393
Payable to affiliates
Shareholder servicing costs	194,619
Distribution and service fees	4,106
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	74,630
Total liabilities	$5,625,383
Net assets	$546,680,776
Net assets consist of
Paid-in capital	$457,742,338
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	74,047,739
Accumulated net realized gain (loss) on investments and foreign currency	12,113,372
Undistributed net investment income	2,777,327
Net assets	$546,680,776
Shares of beneficial interest outstanding	40,426,351

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$100,384,251	7,432,184	$13.51
Class B	2,744,521	208,404	13.17
Class C	46,705,466	3,563,018	13.11
Class I	89,799,814	6,617,769	13.57
Class R1	208,146	15,804	13.17
Class R2	655,059	48,568	13.49
Class R3	3,399,092	251,079	13.54
Class R4	811,391	59,712	13.59
Class R6 (formerly Class R5)	301,973,036	22,229,813	13.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.33 [100 / 94.25 x $13.51]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$5,750,857
Interest	52,230
Dividends from underlying affiliated funds	16,354
Foreign taxes withheld	(20,041)
Total investment income	$5,799,400
Expenses
Management fee	$2,232,548
Distribution and service fees	321,498
Shareholder servicing costs	494,729
Administrative services fee	43,915
Independent Trustees’ compensation	5,542
Custodian fee	21,461
Shareholder communications	11,259
Audit and tax fees	26,400
Legal fees	1,799
Miscellaneous	79,446
Total expenses	$3,238,597
Reduction of expenses by investment adviser and distributor	(217,317)
Net expenses	$3,021,280
Net investment income	$2,778,120
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$14,929,175
Foreign currency	10,577
Net realized gain (loss) on investments and foreign currency	$14,939,752
Change in unrealized appreciation (depreciation)
Investments	$65,854,198
Translation of assets and liabilities in foreign currencies	60
Net unrealized gain (loss) on investments and foreign currency translation	$65,854,258
Net realized and unrealized gain (loss) on investments and foreign currency	$80,794,010
Change in net assets from operations	$83,572,130

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 8/31/16 (unaudited)	Year ended 2/29/16
From operations
Net investment income	$2,778,120	$2,326,056
Net realized gain (loss) on investments and foreign currency	14,939,752	14,069,380
Net unrealized gain (loss) on investments and foreign currency translation	65,854,258	(53,522,017)
Change in net assets from operations	$83,572,130	$(37,126,581)
Distributions declared to shareholders
From net investment income	$(89,143)	$(2,228,433)
From net realized gain on investments	(3,327,406)	(10,434,350)
Total distributions declared to shareholders	$(3,416,549)	$(12,662,783)
Change in net assets from fund share transactions	$52,219,344	$112,021,087
Total change in net assets	$132,374,925	$62,231,723
Net assets
At beginning of period	414,305,851	352,074,128
At end of period (including undistributed net investment income of $2,777,327 and $88,350, respectively)	$546,680,776	$414,305,851

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28				Period ended 2/29/12 (c)
Class A			2016	2015	2014	2013

Net asset value, beginning of period	$11.40		$12.98	$13.24	$11.37	$10.27	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.05	$0.01	$0.02	$0.06	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		(1.26)	0.55	3.02	1.69	0.30
Total from investment operations	$2.19		$(1.21)	$0.56	$3.04	$1.75	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.01)	$(0.03)	$(0.07)	$(0.03)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.37)	$(0.82)	$(1.17)	$(0.65)	$(0.04)
Net asset value, end of period (x)	$13.51		$11.40	$12.98	$13.24	$11.37	$10.27
Total return (%) (r)(s)(t)(x)	19.24	(n)	(9.38)	4.60	27.39	18.04	3.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.55	1.58	1.59	1.39	1.25	(a)
Expenses after expense reductions (f)	1.39	(a)	1.39	1.45	1.45	1.34	1.25	(a)
Net investment income	0.98	(a)(l)	0.38	0.10	0.14	0.53	0.17	(a)
Portfolio turnover	31	(n)	60	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$100,384		$52,645	$18,215	$19,101	$4,596	$1,872

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28				Period ended 2/29/12 (c)
Class B			2016	2015	2014	2013

Net asset value, beginning of period	$11.16		$12.76	$13.11	$11.33	$10.24	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.05)	$(0.08)	$(0.08)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		(1.23)	0.54	3.00	1.69	0.29
Total from investment operations	$2.09		$(1.28)	$0.46	$2.92	$1.67	$0.25
Less distributions declared to shareholders
From net realized gain on investments	$(0.08)		$(0.32)	$(0.81)	$(1.14)	$(0.58)	$(0.01)
Net asset value, end of period (x)	$13.17		$11.16	$12.76	$13.11	$11.33	$10.24
Total return (%) (r)(s)(t)(x)	18.76	(n)	(10.10)	3.90	26.40	17.24	2.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)	2.28	2.34	2.33	2.14	2.01	(a)
Expenses after expense reductions (f)	2.14	(a)	2.14	2.20	2.20	2.08	2.01	(a)
Net investment income (loss)	0.24	(a)(l)	(0.38)	(0.65)	(0.60)	(0.17)	(0.57	)(a)
Portfolio turnover	31	(n)	60	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$2,745		$1,545	$1,503	$954	$353	$200

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28				Period ended 2/29/12 (c)
Class C			2016	2015	2014	2013

Net asset value, beginning of period	$11.11		$12.73	$13.09	$11.31	$10.24	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.04)	$(0.08)	$(0.08)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.07		(1.23)	0.53	3.00	1.69	0.29
Total from investment operations	$2.08		$(1.27)	$0.45	$2.92	$1.67	$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—	$—	$(0.02)	$(0.00	)(w)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.35)	$(0.81)	$(1.14)	$(0.60)	$(0.01)
Net asset value, end of period (x)	$13.11		$11.11	$12.73	$13.09	$11.31	$10.24
Total return (%) (r)(s)(t)(x)	18.75	(n)	(10.08)	3.83	26.46	17.22	2.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23	(a)	2.30	2.33	2.34	2.15	2.01	(a)
Expenses after expense reductions (f)	2.14	(a)	2.14	2.19	2.20	2.09	2.01	(a)
Net investment income (loss)	0.19	(a)(l)	(0.37)	(0.64)	(0.61)	(0.22)	(0.53	)(a)
Portfolio turnover	31	(n)	60	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$46,705		$35,227	$4,144	$3,043	$691	$182

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28				Period ended 2/29/12 (c)
Class I			2016	2015	2014	2013

Net asset value, beginning of period	$11.44		$13.01	$13.28	$11.39	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.08	$0.04	$0.05	$0.11	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		(1.26)	0.54	3.03	1.67	0.30
Total from investment operations	$2.21		$(1.18)	$0.58	$3.08	$1.78	$0.33
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.07)	$(0.04)	$(0.05)	$(0.09)	$(0.04)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.39)	$(0.85)	$(1.19)	$(0.67)	$(0.05)
Net asset value, end of period (x)	$13.57		$11.44	$13.01	$13.28	$11.39	$10.28
Total return (%) (r)(s)(x)	19.35	(n)	(9.15)	4.84	27.71	18.35	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.29	1.34	1.33	1.02	1.01	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.20	1.20	1.02	1.01	(a)
Net investment income	1.34	(a)(l)	0.62	0.34	0.41	1.04	0.47	(a)
Portfolio turnover	31	(n)	60	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$89,800		$31,278	$13,567	$7,464	$1,633	$163,585

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28					Period ended 2/29/12 (c)
Class R1			2016	2015	2014	2013

Net asset value, beginning of period	$11.16		$12.76	$13.12	$11.34	$10.25		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.05)	$(0.08)	$(0.07)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		(1.23)	0.53	2.99	1.68		0.30
Total from investment operations	$2.09		$(1.28)	$0.45	$2.92	$1.67		$0.26
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.00	)(w)	$—
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.58)		(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.32)	$(0.81)	$(1.14)	$(0.58)		$(0.01)
Net asset value, end of period (x)	$13.17		$11.16	$12.76	$13.12	$11.34		$10.25
Total return (%) (r)(s)(x)	18.76	(n)	(10.10)	3.82	26.39	17.25		2.66	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.28	2.33	2.32	2.13		2.01	(a)
Expenses after expense reductions (f)	2.14	(a)	2.14	2.20	2.20	2.08		2.01	(a)
Net investment income (loss)	0.14	(a)(l)	(0.37)	(0.64)	(0.59)	(0.14)		(0.56	)(a)
Portfolio turnover	31	(n)	60	53	55	67		56	(n)
Net assets at end of period (000 omitted)	$208		$200	$302	$288	$148		$103

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28					Period ended 2/29/12 (c)
Class R2			2016	2015	2014		2013

Net asset value, beginning of period	$11.40		$12.96	$13.25	$11.39		$10.27	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.02	$(0.02)	$(0.01)		$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		(1.25)	0.54	3.01		1.70	0.29
Total from investment operations	$2.17		$(1.23)	$0.52	$3.00		$1.74	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$(0.00	)(w)	$(0.04)	$(0.01)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)		(0.58)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.33)	$(0.81)	$(1.14)		$(0.62)	$(0.02)
Net asset value, end of period (x)	$13.49		$11.40	$12.96	$13.25		$11.39	$10.27
Total return (%) (r)(s)(x)	19.06	(n)	(9.58)	4.32	27.01		17.92	2.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.78	1.83	1.83		1.63	1.51	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.70	1.70		1.58	1.51	(a)
Net investment income (loss)	0.69	(a)(l)	0.14	(0.15)	(0.09)		0.34	(0.06	)(a)
Portfolio turnover	31	(n)	60	53	55		67	56	(n)
Net assets at end of period (000 omitted)	$655		$528	$567	$488		$137	$105

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28				Period ended 2/29/12 (c)
Class R3			2016	2015	2014	2013

Net asset value, beginning of period	$11.43		$13.00	$13.27	$11.39	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.04	$0.01	$0.02	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		(1.24)	0.54	3.02	1.70	0.30
Total from investment operations	$2.19		$(1.20)	$0.55	$3.04	$1.75	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.01)	$(0.02)	$(0.06)	$(0.02)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.37)	$(0.82)	$(1.16)	$(0.64)	$(0.03)
Net asset value, end of period (x)	$13.54		$11.43	$13.00	$13.27	$11.39	$10.28
Total return (%) (r)(s)(x)	19.19	(n)	(9.30)	4.57	27.38	18.08	3.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.55	1.59	1.58	1.40	1.26	(a)
Expenses after expense reductions (f)	1.39	(a)	1.39	1.45	1.45	1.34	1.26	(a)
Net investment income	0.96	(a)(l)	0.36	0.10	0.15	0.47	0.19	(a)
Portfolio turnover	31	(n)	60	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$3,399		$2,095	$739	$513	$215	$103

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28				Period ended 2/29/12 (c)
Class R4			2016	2015	2014	2013

Net asset value, beginning of period	$11.46		$13.03	$13.29	$11.40	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.08	$0.05	$0.05	$0.09	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		(1.26)	0.54	3.03	1.70	0.30
Total from investment operations	$2.21		$(1.18)	$0.59	$3.08	$1.79	$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.05)	$(0.09)	$(0.04)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$(0.08)		$(0.39)	$(0.85)	$(1.19)	$(0.67)	$(0.05)
Net asset value, end of period (x)	$13.59		$11.46	$13.03	$13.29	$11.40	$10.28
Total return (%) (r)(s)(x)	19.31	(n)	(9.12)	4.89	27.66	18.46	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.29	1.33	1.32	1.12	1.01	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.20	1.20	1.08	1.01	(a)
Net investment income	1.19	(a)(l)	0.65	0.35	0.42	0.85	0.44	(a)
Portfolio turnover	31	(n)	60	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$811		$584	$178	$156	$122	$103

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/16 (unaudited)		Years ended 2/29, 2/28
Class R6 (formerly Class R5)			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$11.45		$13.02	$13.28	$11.40	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.09	$0.06	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		(1.26)	0.55	3.01	1.71
Total from investment operations	$2.22		$(1.17)	$0.61	$3.07	$1.76
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.08)	$(0.06)	$(0.05)	$(0.09)
From net realized gain on investments	(0.08)		(0.32)	(0.81)	(1.14)	(0.37)
Total distributions declared to shareholders	$(0.08)		$(0.40)	$(0.87)	$(1.19)	$(0.46)
Net asset value, end of period (x)	$13.58		$11.45	$13.02	$13.28	$11.40
Total return (%) (r)(s)(x)	19.36	(n)	(9.09)	5.00	27.66	18.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.21	1.23	1.26	1.12	(a)
Expenses after expense reductions (f)	1.06	(a)	1.06	1.10	1.15	1.09	(a)
Net investment income	1.25	(a)(l)	0.71	0.45	0.48	0.76	(a)
Portfolio turnover	31	(n)	60	53	55	67
Net assets at end of period (000 omitted)	$301,973		$290,204	$312,860	$278,450	$205,301

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

23

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

24

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$536,548,947	$—	$—	$536,548,947
Mutual Funds	6,714,971	—	—	6,714,971
Total Investments	$543,263,918	$—	$—	$543,263,918

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,072,777. The fair value of the fund’s investment securities on loan and a related liability of $2,147,393 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the

25

Notes to Financial Statements (unaudited) – continued

fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

26

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/29/16
Ordinary income (including any short-term capital gains)	$3,718,549
Long-term capital gains	8,944,234
Total distributions	$12,662,783

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/16
Cost of investments	$471,878,258
Gross appreciation	82,554,733
Gross depreciation	(11,169,073)
Net unrealized appreciation (depreciation)	$71,385,660

As of 2/29/16
Undistributed ordinary income	1,055,910
Undistributed long-term capital gain	2,195,545
Other temporary differences	(60)
Net unrealized appreciation (depreciation)	5,531,462

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

27

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/16	Year ended 2/29/16	Six months ended 8/31/16	Year ended 2/29/16
Class A	$—	$176,902	$552,579	$1,084,271
Class B	—	—	15,862	43,668
Class C	—	71,393	283,678	906,148
Class I	5,030	109,688	476,165	511,276
Class R1	—	—	1,340	4,842
Class R2	—	324	3,970	15,058
Class R3	—	5,464	20,572	35,153
Class R4	—	3,382	5,191	15,257
Class R6 (formerly Class R5)	84,113	1,861,280	1,968,049	7,818,677
Total	$89,143	$2,228,433	$3,327,406	$10,434,350

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2016, this management fee reduction amounted to $16,900, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6 (formerly Class R5)
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2018. For the six months ended August 31, 2016, this reduction amounted to $200,136, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $144,179 for the six months ended August 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$95,492
Class B	0.75%	0.25%	1.00%	1.00%	10,503
Class C	0.75%	0.25%	1.00%	1.00%	209,270
Class R1	0.75%	0.25%	1.00%	1.00%	1,087
Class R2	0.25%	0.25%	0.50%	0.50%	1,506
Class R3	—	0.25%	0.25%	0.25%	3,640
Total Distribution and Service Fees					$321,498

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2016, this rebate amounted to $233, $5, and $43 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2016, were as follows:

Amount
Class A	$301
Class B	4,518
Class C	4,108

29

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2016, the fee was $9,564, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended August 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $80,005.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2016, these costs for the fund amounted to $405,160 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective September 1, 2016, the fund no longer participates in this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2016 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2016, the fee paid by the fund under this agreement was $461 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

30

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 12,405, 8,326, 8,437, 8,531, and 8,639 shares of Class C, Class R1, Class R2, Class R3, and Class R4, respectively, for an aggregate amount of $572,341. On March 16, 2016, MFS redeemed 10,616 shares of Class I for an aggregate amount of $128,342. On June 29, 2016, MFS redeemed 4,082 shares of Class R3 for an aggregate amount of $51,760.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended August 31, 2016, the fund engaged in sale transactions pursuant to this policy, which amounted to $2,290,143. The sales transactions resulted in net realized gains (losses) of $(168,884).

(4) Portfolio Securities

For the six months ended August 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $204,744,957 and $151,710,584, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/16		Year ended 2/29/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,262,491	$41,886,114	3,499,198	$42,931,152
Class B	76,423	966,089	56,066	693,707
Class C	444,764	5,562,661	2,856,705	35,401,194
Class I	4,574,553	59,735,118	2,698,037	32,598,964
Class R1	1,013	12,650	8,401	99,864
Class R2	6,705	85,742	24,600	312,596
Class R3	93,831	1,195,855	186,600	2,227,977
Class R4	16,292	210,752	49,993	645,472
Class R6 (formerly Class R5)	415,876	5,371,478	1,511,181	18,510,462
	8,891,948	$115,026,459	10,890,781	$133,421,388

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/16		Year ended 2/29/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	41,238	$551,762	106,029	$1,256,449
Class B	1,194	15,578	3,703	43,028
Class C	21,833	283,614	84,508	976,914
Class I	29,940	402,387	51,908	617,184
Class R1	103	1,340	417	4,842
Class R2	297	3,970	1,298	15,382
Class R3	1,534	20,572	3,419	40,617
Class R4	386	5,191	1,566	18,639
Class R6 (formerly Class R5)	150,649	2,026,230	805,608	9,578,675
	247,174	$3,310,644	1,058,456	$12,551,730

Shares reacquired
Class A	(489,524)	$(6,306,060)	(390,225)	$(4,781,082)
Class B	(7,659)	(97,975)	(39,188)	(469,022)
Class C	(74,907)	(942,492)	(95,473)	(1,139,717)
Class I	(720,981)	(9,362,123)	(1,058,108)	(13,094,713)
Class R1	(3,200)	(39,753)	(14,601)	(176,140)
Class R2	(4,738)	(59,829)	(23,306)	(290,888)
Class R3	(27,625)	(356,227)	(63,474)	(778,954)
Class R4	(7,941)	(104,452)	(14,236)	(177,090)
Class R6 (formerly Class R5)	(3,684,088)	(48,848,848)	(997,121)	(13,044,425)
	(5,020,663)	$(66,117,759)	(2,695,732)	$(33,952,031)

Net change
Class A	2,814,205	$36,131,816	3,215,002	$39,406,519
Class B	69,958	883,692	20,581	267,713
Class C	391,690	4,903,783	2,845,740	35,238,391
Class I	3,883,512	50,775,382	1,691,837	20,121,435
Class R1	(2,084)	(25,763)	(5,783)	(71,434)
Class R2	2,264	29,883	2,592	37,090
Class R3	67,740	860,200	126,545	1,489,640
Class R4	8,737	111,491	37,323	487,021
Class R6 (formerly Class R5)	(3,117,563)	(41,451,140)	1,319,668	15,044,712
	4,118,459	$52,219,344	9,253,505	$112,021,087

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 20%, 18%, 8%, and 6%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS

32

Notes to Financial Statements (unaudited) – continued

Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2016, the fund’s commitment fee and interest expense were $1,375 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,365,520	100,378,603	(106,176,545)	4,567,578

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,354	$4,567,578

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

34

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on May 26, 2011; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Boardridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

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Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2016.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

38

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.